Schedule of investments
Optimum Fixed Income Fund
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.03%
SLM Student Loan Trust
Series 2003-11 A6 144A 0.669% (LIBOR03M + 0.55%) 12/15/25 #, •	116,007	$115,993
Series 2008-9 A 1.676% (LIBOR03M + 1.50%) 4/25/23 •	647,593	653,061
Total Agency Asset-Backed Securities (cost $764,404)		769,054

Agency Collateralized Mortgage Obligations — 3.00%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.092% (LIBOR01M + 3.00%) 10/25/29 •	6,239,502	6,433,445
Series 2017-C04 2M2 2.942% (LIBOR01M + 2.85%) 11/25/29 •	356,344	365,146
Series 2018-C01 1M2 2.342% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	1,074,538	1,089,424
Series 2018-C02 2M2 2.292% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	404,966	409,343
Series 2018-C03 1M2 2.242% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	537,868	544,429
Series 2018-C05 1M2 2.442% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	422,423	427,487
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	4,301	4,655
Series 2004-T1 1A2 6.50% 1/25/44	4,209	4,916
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	28,700	33,671
Series 2004-W15 1A1 6.00% 8/25/44	22,270	25,545
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	422,422	453,377
Series 1999-19 PH 6.00% 5/25/29	40,384	45,485
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2001-14 Z 6.00% 5/25/31	2,433	$2,707
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,588,228	1,343,527
Series 2008-24 ZA 5.00% 4/25/38	5,958,153	6,768,706
Series 2009-2 AS 5.609% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, •	346,957	55,543
Series 2009-68 SA 6.659% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, •	136,273	23,458
Series 2017-40 GZ 3.50% 5/25/47	382,887	415,688
Series 2017-77 HZ 3.50% 10/25/47	511,562	537,248
Series 2017-95 FA 0.46% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 •	319,693	318,999
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	35,395	40,029
Series 3143 BC 5.50% 2/15/36	957,274	1,112,534
Series 3289 SA 6.677% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, •	420,724	87,196
Series 4676 KZ 2.50% 7/15/45	371,738	384,348
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.342% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	706,361	731,769
Series 2017-DNA3 M2 2.592% (LIBOR01M + 2.50%) 3/25/30 •	315,000	322,013
Series 2018-HQA1 M2 2.392% (LIBOR01M + 2.30%) 9/25/30 •	741,521	752,189

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Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 2.042% (LIBOR01M + 1.95%) 10/25/49 #, •	735,253	$739,139
Series 2019-HQA4 M2 144A 2.142% (LIBOR01M + 2.05%) 11/25/49 #, •	682,162	684,545
Series 2020-DNA2 M1 144A 0.842% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	258,780	258,780
Series 2020-DNA2 M2 144A 1.942% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	500,000	504,070
Series 2020-DNA6 M2 144A 2.018% (SOFR + 2.00%) 12/25/50 #, •	3,600,000	3,638,304
Series 2020-HQA2 M1 144A 1.192% (LIBOR01M + 1.10%) 3/25/50 #, •	153,857	153,905
Series 2021-DNA1 M2 144A 1.818% (SOFR + 1.80%) 1/25/51 #, •	7,000,000	7,036,453
Series 2021-DNA3 M2 144A 2.118% (SOFR + 2.10%) 10/25/33 #, •	2,500,000	2,553,519
Series 2021-HQA1 M2 144A 2.268% (SOFR + 2.25%) 8/25/33 #, •	7,000,000	7,091,999
Series 2021-HQA2 M2 144A 2.067% (SOFR + 2.05%) 12/25/33 #, =, •	5,000,000	5,015,572

Freddie Mac Structured Agency Credit Risk Trust Series 2018-HQA2 M1 144A 0.842% (LIBOR01M + 0.75%) 10/25/48 #, •	249,693	249,693
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,014	$13,096
Series T-58 2A 6.50% 9/25/43 ♦	4,469	5,161
GNMA
Series 2008-65 SB 5.907% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, •	348,626	49,718
Series 2009-2 SE 5.727% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, •	1,158,136	173,780
Series 2011-H21 FT 0.75% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	5,013,432	4,996,240
Series 2011-H23 FA 0.807% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 •	3,243,436	3,273,129
Series 2012-H08 FB 0.707% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 •	495,525	498,366
Series 2012-H18 NA 0.627% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 •	293,337	294,881
Series 2012-H29 SA 0.622% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 •	3,368,950	3,391,169
Series 2013-113 LY 3.00% 5/20/43	173,000	187,189
Series 2015-H10 FA 0.707% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 •	10,555,713	10,659,356
Series 2015-H11 FC 0.657% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 •	1,299,391	1,306,039

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(Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H12 FB 0.707% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 •	5,410,169	$5,461,817
Series 2015-H20 FB 0.707% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 •	1,480,715	1,495,971
Series 2015-H30 FD 0.707% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 •	87,653	88,290
Series 2016-H06 FD 1.027% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 •	1,494,084	1,522,866
Series 2017-34 DY 3.50% 3/20/47	230,000	250,462
Series 2017-163 ZK 3.50% 11/20/47	3,743,204	4,001,741
Total Agency Collateralized Mortgage Obligations (cost $86,149,229)		88,328,127

Agency Commercial Mortgage-Backed Securities — 0.38%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,148,492
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.088% 8/25/44 #, •	75,000	74,981
Series 2012-K18 B 144A 4.316% 1/25/45 #, •	1,000,000	1,018,194
Series 2012-K22 B 144A 3.811% 8/25/45 #, •	665,000	686,665
Series 2013-K24 B 144A 3.627% 11/25/45 #, •	3,675,000	3,799,796
Series 2013-K25 C 144A 3.745% 11/25/45 #, •	500,000	516,692
Series 2014-K716 B 144A 3.847% 8/25/47 #, •	269,461	269,388
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K717 B 144A 3.714% 11/25/47 #, •	1,225,000	$1,227,867
Series 2014-K717 C 144A 3.714% 11/25/47 #, •	1,290,000	1,292,332
Series 2016-K53 B 144A 4.158% 3/25/49 #, •	280,000	308,811
Series 2016-K722 B 144A 3.989% 7/25/49 #, •	425,000	447,427
Series 2017-K71 B 144A 3.881% 11/25/50 #, •	470,000	517,408
Total Agency Commercial Mortgage-Backed Securities (cost $10,974,965)		11,308,053

Agency Mortgage-Backed Securities — 19.75%
Fannie Mae
5.50% 3/1/37	6,078	6,666
5.50% 7/1/37	2,711	2,822
Fannie Mae S.F. 15 yr
2.00% 3/1/36	7,616,719	7,886,255
2.00% 3/1/36	3,893,635	4,038,697
2.50% 7/1/36	14,497,198	15,175,525
Fannie Mae S.F. 20 yr
2.00% 3/1/41	3,519,344	3,592,818
2.00% 4/1/41	1,586,988	1,612,574
2.00% 5/1/41	3,123,167	3,176,612
Fannie Mae S.F. 30 yr
2.00% 12/1/50	3,253,427	3,287,154
2.00% 12/1/50	2,291,312	2,317,882
2.00% 12/1/50	3,682,424	3,726,260
2.00% 1/1/51	1,545,085	1,561,853
2.00% 1/1/51	3,857,551	3,897,540
2.00% 1/1/51	1,152,006	1,164,337
2.00% 2/1/51	1,619,217	1,636,002
2.00% 2/1/51	1,129,983	1,141,697
2.00% 2/1/51	1,676,205	1,695,659
2.00% 3/1/51	3,699,108	3,738,601
2.00% 3/1/51	3,547,261	3,584,067
2.00% 5/1/51	1,313,763	1,327,381
2.50% 10/1/50	1,701,364	1,764,772
2.50% 1/1/51	3,922,949	4,061,302
2.50% 2/1/51	4,401,431	4,556,660
2.50% 4/1/51	4,682,848	4,848,002
2.50% 5/1/51	1,130,684	1,170,561
2.50% 5/1/51	1,261,449	1,308,868

NQ-OPTFI [6/21] 8/21 (1750335)    3

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 10/1/42	1,618,432	$1,741,995
3.00% 4/1/43	616,715	655,260
3.00% 11/1/46	2,781,427	2,941,859
3.00% 11/1/46	3,985,708	4,183,957
3.00% 1/1/47	2,302,109	2,436,603
3.00% 11/1/48	957,654	1,000,708
3.00% 11/1/48	953,005	1,001,876
3.00% 10/1/49	1,989,529	2,079,661
3.00% 12/1/49	5,007,381	5,314,128
3.00% 3/1/50	2,043,187	2,143,613
3.00% 3/1/50	2,279,549	2,413,267
3.00% 3/1/50	2,695,530	2,834,557
3.00% 6/1/50	2,253,866	2,350,789
3.00% 7/1/50	13,287,606	13,876,950
3.00% 7/1/50	1,288,155	1,345,998
3.00% 8/1/50	5,353,834	5,593,305
3.00% 9/1/50	2,045,611	2,134,141
3.00% 5/1/51	784,255	827,695
3.50% 7/1/47	2,659,960	2,864,771
3.50% 12/1/47	617,815	653,455
3.50% 1/1/48	1,395,196	1,475,924
3.50% 2/1/48	2,334,451	2,514,053
3.50% 7/1/48	1,966,053	2,075,494
3.50% 11/1/48	1,633,760	1,723,045
3.50% 1/1/50	3,603,238	3,793,784
3.50% 3/1/50	1,342,544	1,421,736
4.00% 10/1/40	11,400	12,535
4.00% 11/1/40	54,458	59,569
4.00% 3/1/46	70,257	76,065
4.00% 4/1/47	730,775	798,620
4.00% 6/1/48	3,561,597	3,886,388
4.00% 9/1/48	271,525	293,369
4.00% 9/1/48	2,389,542	2,547,327
4.00% 9/1/48	2,301,992	2,452,246
4.00% 10/1/48	3,446,927	3,773,224
4.00% 1/1/49	83,645	89,111
4.00% 3/1/49	244,319	260,216
4.00% 6/1/49	884,801	956,867
4.50% 5/1/35	39,272	43,012
4.50% 8/1/35	68,643	75,520
4.50% 9/1/35	80,382	88,627
4.50% 5/1/39	110,432	123,175
4.50% 5/1/39	130,304	144,784
4.50% 6/1/40	178,199	197,828
4.50% 7/1/40	222,530	241,625
4.50% 2/1/41	768,463	848,143
4.50% 4/1/41	30,909	34,075
4.50% 1/1/42	2,656,286	2,945,853
4.50% 10/1/45	719,569	792,835
4.50% 5/1/46	171,458	190,707
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 5/1/46	251,738	$279,170
4.50% 4/1/48	955,188	1,064,221
4.50% 7/1/48	267,148	287,436
4.50% 8/1/48	198,404	213,422
4.50% 9/1/48	335,372	366,570
4.50% 12/1/48	456,110	489,393
4.50% 1/1/49	3,026,216	3,319,576
4.50% 1/1/49	1,703,515	1,853,166
4.50% 1/1/50	1,338,706	1,455,263
5.00% 3/1/34	1,206	1,374
5.00% 4/1/34	5,174	5,921
5.00% 8/1/34	11,288	12,901
5.00% 4/1/35	2,475	2,737
5.00% 12/1/37	1,222	1,377
5.00% 3/1/38	5,963	6,553
5.00% 3/1/38	59,685	68,020
5.00% 6/1/38	849	932
5.00% 6/1/38	1,813	1,992
5.00% 2/1/39	3,787	4,147
5.00% 5/1/40	69,491	79,042
5.00% 7/1/47	493,420	564,421
5.50% 12/1/33	8,493	9,492
5.50% 2/1/35	183,095	213,026
5.50% 5/1/44	5,415,005	6,264,232
5.50% 5/1/44	534,361	618,181
5.50% 5/1/44	745,721	862,718
5.50% 5/1/44	2,248,789	2,605,674
6.00% 9/1/36	10,658	12,038
6.00% 8/1/38	29,769	33,530
6.00% 12/1/38	4,184	4,963
6.00% 6/1/41	1,348,017	1,596,804
6.00% 7/1/41	1,783,461	2,115,979
6.00% 7/1/41	2,787,497	3,302,414
6.00% 1/1/42	1,142,557	1,353,609
6.50% 11/1/33	1,705	1,925
6.50% 2/1/36	28,816	33,743
6.50% 3/1/36	50,937	58,000
6.50% 6/1/36	17,365	20,917
6.50% 6/1/36	31,381	36,084
6.50% 2/1/38	17,144	19,806
6.50% 11/1/38	3,298	3,898
Fannie Mae S.F. 30 yr TBA
2.00% 7/1/51	17,446,000	17,615,008
2.50% 7/1/51	29,165,000	30,165,269
2.50% 8/1/51	41,079,000	42,407,649
2.50% 9/1/51	30,521,000	31,440,207
3.00% 8/1/51	100,400,000	104,586,600
3.00% 9/1/51	55,000,000	57,241,894

4    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.00% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	13,600	$13,618
2.43% (LIBOR12M + 2.18%, Cap 10.466%, Floor 2.18%) 5/1/37 •	61,820	66,170
Freddie Mac S.F. 15 yr
1.50% 3/1/36	5,532,274	5,612,834
2.00% 12/1/35	5,730,089	5,942,154
3.00% 3/1/35	10,592,429	11,238,979
Freddie Mac S.F. 20 yr
2.00% 3/1/41	4,031,263	4,115,424
2.00% 4/1/41	3,620,240	3,695,821
2.50% 6/1/41	7,204,185	7,497,316
5.50% 10/1/23	5,162	5,745
5.50% 8/1/24	3,148	3,503
Freddie Mac S.F. 30 yr
2.50% 10/1/50	3,133,854	3,277,134
2.50% 11/1/50	2,902,222	3,010,528
2.50% 2/1/51	5,266,128	5,508,349
3.00% 11/1/49	3,557,242	3,714,322
3.00% 12/1/49	816,315	855,452
3.00% 1/1/50	881,781	925,756
3.00% 12/1/50	234,729	249,925
3.00% 5/1/51	7,015,796	7,545,094
3.50% 8/1/48	35,010	36,901
3.50% 9/1/48	2,528,077	2,685,575
3.50% 9/1/48	84,457	90,010
3.50% 11/1/48	6,417,199	6,952,826
4.00% 12/1/45	637,775	702,187
4.00% 7/1/47	253,656	272,149
4.00% 10/1/47	2,356,200	2,525,396
4.50% 8/1/48	1,369,994	1,490,600
4.50% 1/1/49	975,560	1,075,703
4.50% 3/1/49	332,914	360,518
4.50% 4/1/49	1,219,498	1,335,440
4.50% 8/1/49	2,501,792	2,755,151
5.50% 9/1/41	1,910,168	2,216,415
6.50% 11/1/33	17,090	19,580
6.50% 1/1/35	48,049	57,224
7.00% 1/1/38	5,314	5,569

GNMA I S.F. 30 yr 3.00% 3/15/50	815,440	848,389
GNMA II S.F. 30 yr
3.00% 8/20/50	1,200,184	1,275,445
5.50% 5/20/37	64,115	73,299
6.00% 4/20/34	2,846	3,140

		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr TBA 4.00% 8/20/51		6,000,000	$6,343,360
Total Agency Mortgage-Backed Securities (cost $579,141,074)			581,715,207

Collateralized Debt Obligations — 4.46%
Adagio V CLO DAC Series V-A ARR 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,100,000	1,307,008
AMMC CLO 16 Series 2015-16A AR2 144A 1.166% (LIBOR03M + 0.98%, Floor 0.98%) 4/14/29 #, •		1,400,000	1,399,649
AMMC CLO 21 Series 2017-21A A 144A 1.426% (LIBOR03M + 1.25%) 11/2/30 #, •		2,400,000	2,406,120
Apex Credit CLO Series 2018-1A A2 144A 1.206% (LIBOR03M + 1.03%) 4/25/31 #, •		2,400,000	2,348,081
Aqueduct European CLO DAC Series 2017-1A AR 144A 0.64% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	1,900,000	2,273,798
Ares European CLO Series 7A A1RR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	1,300,000	1,542,343
Ares European CLO X DAC Series 10A AR 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,700,000	3,200,725
Ares European CLO XIV DAC Series 14A A 144A 1.12% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	4,457,492

NQ-OPTFI [6/21] 8/21 (1750335)    5

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
ASSURANT CLO Series 2018-3A AR 144A 1.141% (LIBOR03M + 1.04%, Floor 1.04%) 10/20/31 #, •		1,200,000	$1,200,000
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.274% (LIBOR03M + 1.09%) 1/15/31 #, •		1,473,303	1,474,706
Atrium XII Series 12A AR 144A 1.014% (LIBOR03M + 0.83%) 4/22/27 #, •		2,264,136	2,263,568
Bain Capital Euro DAC Series 2018-2A AR 144A 0.74% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,300,000	1,544,777
Blackrock European CLO VII DAC Series 7A AR 144A 0.62% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,200,000	2,625,238
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,400,000	1,659,705
BNPP AM Euro CLO Series 2018-1A AR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	250,000	299,120
Cairn CLO IV Series 2014-4A ARRR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, •	EUR	1,600,000	1,901,949
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Cairn CLO X BV Series 2018-10A AR 144A 0.78% (EUR003M + 0.78%) 10/15/31 #, •	EUR	1,400,000	$1,659,635
Carlyle Global Market Strategies Series 13-1A A1RR 144A 1.061% (LIBOR03M + 0.95%, Floor 0.95%) 8/14/30 #		2,500,000	2,500,000
Carlyle Global Market Strategies Euro CLO
Series 2014-2A AR1 144A 0.75% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,500,000	1,770,045
Series 2017-3A A1R 144A 0.70% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,900,000	2,252,362

Catamaran CLO Series 2013-1A AR 144A 1.031% (LIBOR03M + 0.85%) 1/27/28 #, •		1,628,620	1,628,381
CFIP CLO Series 2017-1A A 144A 1.41% (LIBOR03M + 1.22%) 1/18/30 #, •		2,300,000	2,299,420
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 0.63% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,200,000	1,421,353
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 1.204% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/29 #, •		3,600,000	3,603,845
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 0.86% (EUR003M + 0.86%) 5/15/34 #, •	EUR	2,200,000	2,608,650

6    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden XXVII-R Euro CLO Series 2017-27A AR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,200,000	$2,616,296
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 0.62% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	4,000,000	4,752,529
Galaxy XXI CLO Series 2015-21A AR 144A 1.208% (LIBOR03M + 1.02%) 4/20/31 #, •		1,650,000	1,651,204
Harvest CLO XI DAC Series 11A ARR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, •	EUR	1,700,000	2,015,319
Harvest CLO XVI DAC Series 16A ARR 144A 0.64% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	2,000,000	2,368,514
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	295,898
Invesco Euro CLO I DAC Series 1A A1R 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	296,279
Jubilee CLO
Series 2014-11A ARR 144A 0.61% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	1,700,000	2,015,203
Series 2014-12A ARRR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	600,000	717,617
Series 2016-17A A1RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,674,605
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Jubilee CLO
Series 2016-17A A2RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	$598,101

Laurelin DAC Series 2016-1A ARR 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	2,100,000	2,504,278
LCM XV Series 15A AR2 144A 1.188% (LIBOR03M + 1.00%, Floor 1.00%) 7/20/30 #, •		3,300,000	3,299,172
Man GLG Euro CLO Series 6A A 144A 0.90% (EUR003M + 0.90%, Floor 0.90%) 10/15/32 #, •	EUR	250,000	297,622
Man GLG Euro CLO III DAC Series 3A AR 144A 0.68% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	1,100,000	1,314,214
Man GLG Euro CLO V DAC Series 5A A1R 144A 0.69% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,900,000	2,266,269
Man GLG US CLO Series 2018-1A A1R 144A 1.328% (LIBOR03M + 1.14%) 4/22/30 #, •		3,000,000	3,003,204
Marathon CLO Series 2021-16A A1A 144A 1.399% (LIBOR03M + 1.20%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,249,669
Marathon CLO V Series 2013-5A A1R 144A 1.019% (LIBOR03M + 0.87%) 11/21/27 #, •		443,178	441,737

NQ-OPTFI [6/21] 8/21 (1750335)    7

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Midocean Credit CLO IX Series 2018-9A A1 144A 1.338% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •		1,250,000	$1,250,961
Mountain View CLO X Series 2015-10A AR 144A 1.008% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #, •		1,278,072	1,278,651
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 0.73% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	300,000	354,467
OCP CLO
Series 2015-9A A1R 144A 0.984% (LIBOR03M + 0.80%) 7/15/27 #, •		326,306	326,362
Series 2015-10A A1R 144A 1.00% (LIBOR03M + 0.82%) 10/26/27 #, •		1,039,102	1,037,792
Series 2017-13A A1A 144A 1.444% (LIBOR03M + 1.26%) 7/15/30 #, •		1,000,000	1,001,043

Octagon Investment Partners 51 Series 2021-1A A 144A 1.285% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/34 #, •		1,750,000	1,749,554
OZLM XVI Series 2017-16A A1R 144A 1.186% (LIBOR03M + 1.03%, Floor 1.03%) 5/16/30 #, •		2,600,000	2,599,345
Palmer Square European Loan Funding DAC Series 2020-2A A 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 2/15/30 #, •	EUR	1,748,508	2,090,763
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Palmer Square Loan Funding Series 2021-3A A1 144A 0.80% (LIBOR03M + 0.80%, Floor 0.80%) 7/20/29 #, •		700,000	$700,000
Segovia European CLO Series 2014-1A AR 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 4/15/30 #, •	EUR	500,000	592,621
Segovia European CLO DAC Series 2019-6A AR 144A 0.88% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,600,000	1,897,200
Signal Peak CLO 5 Series 2018-5A A 144A 1.286% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •		1,800,000	1,802,914
Sound Point CLO XIV Series 2016-3A AR2 144A 1.163% (LIBOR03M + 0.99%, Floor 0.99%) 1/23/29 #, •		6,498,186	6,499,401
Sound Point CLO XVI Series 2017-2A AR 144A 1.156% (LIBOR03M + 0.98%) 7/25/30 #, •		4,400,000	4,398,891
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.34% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •		1,000,000	999,418
Venture 34 CLO Series 2018-34A A 144A 1.414% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •		2,500,000	2,503,997
Venture 42 CLO Series 2021-42A A1A 144A 1.311% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,299,662

8    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture XVII CLO Series 2014-17A ARR 144A 1.064% (LIBOR03M + 0.88%) 4/15/27 #, •		338,942	$338,607
Venture XX CLO Series 2015-20A AR 144A 1.004% (LIBOR03M + 0.82%) 4/15/27 #, •		614,649	614,056
Venture XXIV CLO Series 2016-24A ARR 144A 1.088% (LIBOR03M + 0.90%, Floor 0.90%) 10/20/28 #, •		491,314	491,191
Venture XXVI CLO Series 2017-26A AR 144A 1.288% (LIBOR03M + 1.10%, Floor 1.10%) 1/20/29 #, •		3,400,000	3,399,143
Vibrant CLO VI Series 2017-6A AR 144A 1.085% (LIBOR03M + 0.95%) 6/20/29 #, •		3,900,000	3,899,021
Vibrant CLO VII Series 2017-7A A1R 144A 1.228% (LIBOR03M + 1.04%, Floor 1.04%) 9/15/30 #, •		4,500,000	4,498,866
Z Capital Credit Partners CLO Series 2015-1A A1R 144A 1.134% (LIBOR03M + 0.95%, Floor 0.95%) 7/16/27 #, •		730,784	729,578
Total Collateralized Debt Obligations (cost $132,177,271)			131,379,204

Corporate Bonds — 31.83%
Banking — 9.70%
Akbank TAS 144A 6.80% 2/6/26 #		610,000	645,206
Banco Bilbao Vizcaya Argentaria 5.875% 9/24/23 μ, ψ	EUR	400,000	513,430
Banco Continental 144A 2.75% 12/10/25 #		915,000	905,406
Banco de Bogota 144A 6.25% 5/12/26 #		405,000	443,995
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		500,000	$537,505
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		785,000	799,405
Banco Industrial 144A 4.875% 1/29/31 #, μ		695,000	727,286
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		475,000	575,557
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	193,953
Banco Santander
2.958% 3/25/31		1,000,000	1,031,096
6.25% 9/11/21 μ, ψ	EUR	1,300,000	1,558,454

Banco Santander Mexico 144A 5.95% 10/1/28 #, μ		280,000	303,845
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		480,000	507,086
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ		500,000	515,000
Bank of America
1.898% 7/23/31 μ		3,095,000	3,011,681
2.087% 6/14/29 μ		5,220,000	5,267,329
2.676% 6/19/41 μ		5,500,000	5,345,920
3.55% 3/5/24 μ		2,100,000	2,206,866
3.864% 7/23/24 μ		2,200,000	2,346,269
3.974% 2/7/30 μ		3,400,000	3,860,156
4.125% 1/22/24		200,000	217,835
4.30% 1/28/25 μ, ψ		900,000	931,725

Bank of China 144A 5.00% 11/13/24 #		455,000	508,258
Bank of Georgia 144A 6.00% 7/26/23 #		890,000	954,614
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		2,560,000	2,800,000

NQ-OPTFI [6/21] 8/21 (1750335)    9

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Barclays
1.536% (LIBOR03M + 1.38%) 5/16/24 •		1,800,000	$1,833,755
2.667% 3/10/32 μ		1,025,000	1,031,534
3.375% 4/2/25 μ	EUR	500,000	646,112
4.61% 2/15/23 μ		700,000	717,998
4.972% 5/16/29 μ		3,000,000	3,515,877
5.20% 5/12/26		2,979,000	3,410,255
6.375% 12/15/25 μ, ψ	GBP	500,000	775,484
7.125% 6/15/25 μ, ψ	GBP	1,800,000	2,850,981
7.25% 3/15/23 μ, ψ	GBP	700,000	1,047,029

Barclays Bank 7.625% 11/21/22		439,000	478,970
BBVA Bancomer 144A 5.125% 1/18/33 #, μ		410,000	428,327
BBVA USA 3.875% 4/10/25		1,145,000	1,262,218
BDO Unibank 2.125% 1/13/26		795,000	820,082
BNP Paribas
144A 2.871% 4/19/32 #, μ		300,000	308,304
144A 3.052% 1/13/31 #, μ		2,600,000	2,744,671
144A 4.705% 1/10/25 #, μ		1,600,000	1,746,852
144A 7.375% 8/19/25 #, μ, ψ		700,000	816,420
7.375% 8/19/25 μ, ψ		500,000	583,157
Citigroup
3.20% 10/21/26		1,000,000	1,084,287
4.00% 12/10/25 μ, ψ		1,400,000	1,450,750
4.044% 6/1/24 μ		1,800,000	1,918,022
4.05% 7/30/22		150,000	155,877
4.075% 4/23/29 μ		3,400,000	3,859,902
Cooperatieve Rabobank
3.75% 7/21/26		1,350,000	1,487,533
4.375% 8/4/25		2,000,000	2,234,800
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	1,105,000	$1,150,254
3.80% 6/9/23	2,300,000	2,438,396
144A 3.869% 1/12/29 #, μ	1,065,000	1,173,803
144A 4.194% 4/1/31 #, μ	4,045,000	4,549,930
144A 4.207% 6/12/24 #, μ	410,000	436,845
144A 4.50% 9/3/30 #, μ, ψ	820,000	815,818
144A 5.25% 2/11/27 #, μ, ψ	885,000	938,100
144A 6.25% 12/18/24 #, μ, ψ	2,000,000	2,194,778
144A 6.375% 8/21/26 #, μ, ψ	1,900,000	2,119,383

Credit Suisse Group Funding Guernsey 3.80% 9/15/22	3,350,000	3,486,837
Deutsche Bank
2.129% 11/24/26 μ	700,000	710,787
3.547% 9/18/31 μ	4,135,000	4,406,309
3.729% 1/14/32 μ	3,115,000	3,173,558
3.961% 11/26/25 μ	5,700,000	6,166,071
4.25% 10/14/21	2,000,000	2,021,760
5.00% 2/14/22	3,100,000	3,185,105

Development Bank of Kazakhstan 144A 2.95% 5/6/31 #	300,000	299,220
Development Bank of Mongolia 144A 7.25% 10/23/23 #	415,000	448,523
Emirates NBD Bank 2.625% 2/18/25	495,000	518,512
Fifth Third Bancorp
2.55% 5/5/27	1,201,000	1,270,457
3.65% 1/25/24	790,000	846,530
3.95% 3/14/28	1,119,000	1,288,764

Fifth Third Bank 3.85% 3/15/26	835,000	926,793
Goldman Sachs Group
0.523% 3/8/23	700,000	700,681
0.673% 3/8/24 μ	700,000	701,381
1.431% 3/9/27 μ	2,000,000	1,995,222
1.542% 9/10/27 μ	6,235,000	6,225,175
3.20% 2/23/23	2,200,000	2,295,973
4.223% 5/1/29 μ	4,700,000	5,363,938

Hana Bank 144A 1.25% 12/16/26 #	770,000	763,388

10    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
1.155% (LIBOR03M + 1.00%) 5/18/24 •		1,000,000	$1,013,520
1.589% 5/24/27 μ		2,200,000	2,205,896
2.848% 6/4/31 μ		2,700,000	2,805,075
4.00% 3/9/26 μ, ψ		400,000	407,500
4.30% 3/8/26		200,000	225,751
4.70% 3/9/31 μ, ψ		500,000	520,000
5.875% 9/28/26 μ, ψ	GBP	500,000	777,229
6.00% 5/22/27 μ, ψ		800,000	890,000

ICICI Bank 144A 4.00% 3/18/26 #		535,000	579,414
ING Groep 6.875% 4/16/22 μ, ψ		200,000	208,313
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,427,719
7.75% 1/11/27 μ, ψ	EUR	200,000	290,943

Itau Unibanco Holding 144A 3.875% 4/15/31 #, μ		470,000	468,094
JPMorgan Chase & Co.
1.076% (LIBOR03M + 0.90%) 4/25/23 •		1,000,000	1,007,323
2.58% 4/22/32 μ		5,940,000	6,100,518
3.22% 3/1/25 μ		500,000	531,326
3.328% 4/22/52 μ		1,160,000	1,240,390
4.005% 4/23/29 μ		900,000	1,018,776
4.023% 12/5/24 μ		4,730,000	5,107,485
4.60% 2/1/25 μ, ψ		1,185,000	1,229,497
5.00% 8/1/24 μ, ψ		400,000	423,030
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	312,999
2.858% 3/17/23 μ		2,900,000	2,949,873
3.50% 4/1/26 μ	EUR	200,000	266,977
Mitsubishi UFJ Financial Group
1.179% (LIBOR03M + 1.06%) 9/13/21 •		1,354,000	1,356,720
2.193% 2/25/25		1,700,000	1,769,911
2.559% 2/25/30		1,800,000	1,876,684
3.218% 3/7/22		500,000	510,260

Mizrahi Tefahot Bank 144A 3.077% 4/7/31 #, μ		555,000	562,978
Mizuho Financial Group
1.259% (LIBOR03M + 1.14%) 9/13/21 •		1,900,000	1,904,061
2.226% 5/25/26 μ		1,600,000	1,656,940
2.591% 5/25/31 μ		2,000,000	2,058,696
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
1.593% 5/4/27 μ		1,050,000	$1,057,888
1.794% 2/13/32 μ		90,000	86,555
2.188% 4/28/26 μ		3,705,000	3,848,652
3.625% 1/20/27		4,000,000	4,438,956
5.00% 11/24/25		2,075,000	2,394,096
Nationwide Building Society
144A 3.766% 3/8/24 #, μ		800,000	840,453
144A 4.302% 3/8/29 #, μ		5,200,000	5,878,026
Natwest Group
1.626% (LIBOR03M + 1.47%) 5/15/23 •		1,000,000	1,010,701
3.498% 5/15/23 μ		500,000	513,078
4.80% 4/5/26		5,000,000	5,727,352
5.125% 5/12/27 μ, ψ	GBP	500,000	746,384
8.625% 8/15/21 μ, ψ		5,900,000	5,956,315

Oversea-Chinese Banking 144A 4.25% 6/19/24 #		660,000	719,055
PNC Bank
2.70% 11/1/22		250,000	257,466
4.05% 7/26/28		2,400,000	2,779,949

PNC Financial Services Group 2.60% 7/23/26		2,845,000	3,034,987
QNB Finance 2.625% 5/12/25		1,160,000	1,215,650
Santander UK 3.75% 11/15/21		200,000	202,645
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,520,957
7.375% 6/24/22 μ, ψ	GBP	2,200,000	3,218,202

Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		410,000	429,071
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,910,935
144A 7.375% 9/13/21 #, μ, ψ		700,000	708,001

Standard Chartered 144A 7.50% 4/2/22 #, μ, ψ		500,000	522,115
Sumitomo Mitsui Financial Group 1.474% 7/8/25		2,600,000	2,627,479

NQ-OPTFI [6/21] 8/21 (1750335)    11

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
1.80% 2/2/31		775,000	$742,507
4.10% 2/15/31 μ, ψ		2,390,000	2,425,838

Swedbank 6.00% 3/17/22 μ, ψ		400,000	412,494
Truist Bank 2.636% 9/17/29 μ		5,182,000	5,432,498
Truist Financial
1.887% 6/7/29 μ		3,485,000	3,498,953
4.95% 9/1/25 μ, ψ		1,465,000	1,612,965
UBS
5.125% 5/15/24		200,000	220,920
7.625% 8/17/22		500,000	538,014
UBS Group
144A 1.364% 1/30/27 #, μ		400,000	397,499
144A 3.126% 8/13/30 #, μ		2,000,000	2,146,087
144A 4.125% 9/24/25 #		2,940,000	3,282,285
7.125% 8/10/21 μ, ψ		540,000	543,375
UniCredit
144A 4.086% (LIBOR03M + 3.90%) 1/14/22 #, •		2,200,000	2,239,874
7.50% 6/3/26 μ, ψ	EUR	600,000	845,426
144A 7.83% 12/4/23 #		2,900,000	3,361,854
9.25% 6/3/22 μ, ψ	EUR	200,000	254,445
US Bancorp
1.45% 5/12/25		1,565,000	1,601,262
3.375% 2/5/24		2,915,000	3,122,797
3.60% 9/11/24		1,275,000	1,390,397
3.95% 11/17/25		2,820,000	3,174,945

US Bank 3.40% 7/24/23		815,000	864,030
Virgin Money UK
3.375% 4/24/26 μ	GBP	100,000	147,238
4.00% 9/25/26 μ	GBP	800,000	1,212,383
4.00% 9/3/27 μ	GBP	100,000	153,533
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	971,891
3.584% 5/22/28 μ		5,300,000	5,842,656
3.90% 3/15/26 μ, ψ		3,380,000	3,501,426
			285,815,823
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 1.33%
AngloGold Ashanti Holdings 3.75% 10/1/30		595,000	$616,289
Braskem Netherlands Finance 4.50% 1/10/28		800,000	843,960
Corp Nacional del Cobre de Chile
144A 3.15% 1/14/30 #		246,000	258,506
144A 4.25% 7/17/42 #		200,000	226,798

CSN Inova Ventures 144A 6.75% 1/28/28 #		525,000	581,306
Equate Petrochemical
144A 2.625% 4/28/28 #		385,000	389,774
144A 4.25% 11/3/26 #		445,000	495,366
First Quantum Minerals
144A 6.875% 10/15/27 #		360,000	392,742
144A 7.50% 4/1/25 #		2,740,000	2,849,970

GC Treasury Center 144A 4.30% 3/18/51 #		635,000	697,161
Georgia-Pacific
144A 1.75% 9/30/25 #		925,000	949,368
144A 2.10% 4/30/27 #		735,000	758,886
144A 2.30% 4/30/30 #		1,660,000	1,698,151
8.00% 1/15/24		2,242,000	2,656,796

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #		715,000	849,992
ICL Group 144A 6.375% 5/31/38 #		390,000	499,200
INEOS Styrolution Group 144A 2.25% 1/16/27 #	EUR	500,000	586,650
International Flavors & Fragrances 144A 3.268% 11/15/40 #		1,685,000	1,731,767
LyondellBasell Industries 4.625% 2/26/55		2,615,000	3,159,409
Methanex 5.25% 12/15/29		2,515,000	2,713,056

12    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Metinvest 144A 7.65% 10/1/27 #	616,000	$685,208
Minera Mexico 144A 4.50% 1/26/50 #	480,000	538,646
Newmont
2.25% 10/1/30	2,615,000	2,610,208
2.80% 10/1/29	3,850,000	4,066,139
OCP
144A 3.75% 6/23/31 #	500,000	506,125
144A 4.50% 10/22/25 #	320,000	347,530
144A 6.875% 4/25/44 #	210,000	256,835

Olin 5.625% 8/1/29	705,000	776,046
Orbia Advance 144A 5.875% 9/17/44 #	360,000	438,129
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	380,000	396,300
Sasol Financing USA
4.375% 9/18/26	580,000	601,028
5.875% 3/27/24	1,255,000	1,343,496

Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	495,000	518,082
Suzano Austria 3.125% 1/15/32	445,000	441,271
Vale Overseas 3.75% 7/8/30	575,000	612,921
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	1,575,000	1,549,320
Volcan Cia Minera 144A 4.375% 2/11/26 #	615,000	610,861
		39,253,292
Brokerage — 0.31%
Charles Schwab
4.00% 6/1/26 μ, ψ	950,000	992,750
5.375% 6/1/25 μ, ψ	2,495,000	2,763,961
Jefferies Group
4.15% 1/23/30	2,205,000	2,475,502
6.45% 6/8/27	331,000	412,485
6.50% 1/20/43	880,000	1,218,385

XP 144A 3.25% 7/1/26 #	1,355,000	1,341,450
		9,204,533
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.75%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	1,500,000	$1,843,047
Aeropuertos Argentina 2000 PIK 144A 6.875% 2/1/27 #, >		695,986	604,788
ATP Tower Holdings 144A 4.05% 4/27/26 #		650,000	670,085
Bioceanico Sovereign Certificate 144A 2.884% 6/5/34 #, ^		573,288	425,242
Boeing 1.95% 2/1/24		2,000,000	2,049,091
Caterpillar 2.60% 4/9/30		25,000	26,677
Cellnex Finance 144A 3.875% 7/7/41 #		1,645,000	1,642,055
Cemex
144A 3.875% 7/11/31 #		400,000	407,100
144A 5.125% 6/8/26 #, μ, ψ		500,000	516,725

Heathrow Funding 144A 4.875% 7/15/23 #		200,000	200,293
HTA Group 144A 7.00% 12/18/25 #		755,000	806,257
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	488,189
IHS Netherlands Holdco 144A 7.125% 3/18/25 #		565,000	590,425
Klabin Austria 144A 5.75% 4/3/29 #		450,000	514,937
Otis Worldwide
3.112% 2/15/40		1,173,000	1,214,586
3.362% 2/15/50		202,000	213,069

PowerTeam Services 144A 9.033% 12/4/25 #		1,680,000	1,850,100
Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	1,102,780
Rutas 2 and 7 Finance 144A 3.169% 9/30/36 #, ^		410,000	297,937
Standard Industries
144A 3.375% 1/15/31 #		1,083,000	1,038,121
144A 5.00% 2/15/27 #		309,000	320,394

NQ-OPTFI [6/21] 8/21 (1750335)    13

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Teledyne Technologies
2.25% 4/1/28		1,980,000	$2,017,449
2.75% 4/1/31		1,730,000	1,778,471

TransDigm 144A 6.25% 3/15/26 #		748,000	790,075
UltraTech Cement 144A 2.80% 2/16/31 #		660,000	639,641
			22,047,534
Communications — 3.93%
Alibaba Group Holding 2.70% 2/9/41		750,000	717,630
Altice Financing 144A 5.00% 1/15/28 #		2,040,000	2,005,289
Altice France 2.125% 2/15/25	EUR	1,900,000	2,200,545
Altice France Holding 144A 6.00% 2/15/28 #		1,550,000	1,545,629
Amazon.com
1.20% 6/3/27		620,000	618,484
1.50% 6/3/30		1,000,000	978,384
AT&T
144A 2.55% 12/1/33 #		2,673,000	2,650,856
3.10% 2/1/43		1,264,000	1,241,042
3.50% 6/1/41		1,680,000	1,748,239
144A 3.50% 9/15/53 #		1,590,000	1,599,838

B2W Digital 144A 4.375% 12/20/30 #		835,000	837,827
British Telecommunications 144A 3.25% 11/8/29 #		1,700,000	1,807,783
CCO Holdings
144A 4.50% 8/15/30 #		500,000	521,232
144A 5.00% 2/1/28 #		900,000	945,000
Charter Communications Operating
4.40% 12/1/61		4,235,000	4,559,306
4.464% 7/23/22		4,330,000	4,483,377
4.908% 7/23/25		430,000	487,429
5.05% 3/30/29		3,800,000	4,494,374

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #		420,000	440,498
Comcast
3.20% 7/15/36		1,830,000	1,968,618
3.70% 4/15/24		2,970,000	3,222,167

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Connect Finco 144A 6.75% 10/1/26 #	1,740,000	$1,842,242
CSC Holdings 144A 4.625% 12/1/30 #	890,000	874,300
Digicel Group Holdings PIK 10.00% 4/1/24 >>	356,977	344,858
Discovery Communications
4.00% 9/15/55	5,585,000	5,922,369
4.125% 5/15/29	5,735,000	6,431,189

Fox 3.666% 1/25/22	900,000	917,792
JD.com 3.875% 4/29/26	525,000	579,539
Level 3 Financing 144A 3.625% 1/15/29 #	1,165,000	1,125,879
Ooredoo International Finance 144A 5.00% 10/19/25 #	270,000	311,371
Prosus 144A 3.832% 2/8/51 #	620,000	579,246
Sable International Finance 144A 5.75% 9/7/27 #	245,000	258,145
Sprint
7.25% 9/15/21	300,000	305,060
7.625% 3/1/26	200,000	244,526

Sprint Spectrum 144A 4.738% 9/20/29 #	1,373,438	1,477,132
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	395,000	415,540
Tencent Holdings
144A 1.098% (LIBOR03M + 0.91%) 4/11/24 #, •	200,000	200,804
144A 2.88% 4/22/31 #	370,000	383,042
144A 3.68% 4/22/41 #	400,000	429,623

Time Warner Cable 7.30% 7/1/38	2,120,000	3,100,014
Time Warner Entertainment 8.375% 3/15/23	1,415,000	1,599,689

14    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
1.50% 2/15/26		2,915,000	$2,945,622
2.55% 2/15/31		550,000	557,700
3.00% 2/15/41		3,550,000	3,515,104
3.30% 2/15/51		1,500,000	1,499,400
3.50% 4/15/25		895,000	972,471
3.75% 4/15/27		1,255,000	1,389,768
3.875% 4/15/30		1,400,000	1,569,750

Turk Telekomunikasyon 144A 6.875% 2/28/25 #		700,000	774,606
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		585,000	624,936
VEON Holdings 144A 3.375% 11/25/27 #		760,000	766,764
Verizon Communications
1.256% (LIBOR03M + 1.10%) 5/15/25 •		3,200,000	3,302,048
2.10% 3/22/28		1,630,000	1,665,282
2.55% 3/21/31		1,840,000	1,882,115
3.40% 3/22/41		930,000	984,997
3.55% 3/22/51		915,000	978,914
4.125% 3/16/27		1,500,000	1,709,397
4.50% 8/10/33		6,325,000	7,567,398
ViacomCBS
4.375% 3/15/43		2,945,000	3,415,809
4.95% 1/15/31		1,955,000	2,358,786

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,885,000	1,854,412
Vodafone Group
4.25% 9/17/50		1,070,000	1,252,064
4.875% 6/19/49		4,385,000	5,540,982

VTR Comunicaciones 144A 4.375% 4/15/29 #		685,000	685,788
Zayo Group Holdings 144A 6.125% 3/1/28 #		725,000	741,414
Ziggo Bond
144A 3.375% 2/28/30 #	EUR	500,000	586,353
144A 5.125% 2/28/30 #		300,000	307,649
			115,865,436
Consumer Cyclical — 2.04%
BMW US Capital 144A 3.40% 8/13/21 #		300,000	301,097
Carnival 144A 7.625% 3/1/26 #		1,748,000	1,900,950
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Daimler Finance North America
144A 1.056% (LIBOR03M + 0.90%) 2/15/22 #, •		1,100,000	$1,105,978
144A 2.00% 7/6/21 #		400,000	400,081
144A 2.20% 10/30/21 #		200,000	201,288
144A 3.40% 2/22/22 #		500,000	510,076
144A 3.75% 11/5/21 #		300,000	303,491
Ford Motor Credit
1.355% 2/7/25	EUR	200,000	237,474
1.416% (LIBOR03M + 1.27%) 3/28/22 •		400,000	399,093
1.744% 7/19/24	EUR	100,000	120,518
2.33% 11/25/25	EUR	200,000	245,586
2.386% 2/17/26	EUR	500,000	616,464
2.748% 6/14/24	GBP	100,000	140,490
2.90% 2/16/28		765,000	762,334
3.25% 9/15/25	EUR	1,000,000	1,273,080
3.55% 10/7/22		1,500,000	1,542,188
4.535% 3/6/25	GBP	1,100,000	1,633,972
4.542% 8/1/26		5,205,000	5,675,272
5.125% 6/16/25		600,000	661,500

Future Retail 144A 5.60% 1/22/25 #		565,000	430,813
General Motors
5.00% 10/1/28		939,000	1,102,037
5.40% 10/2/23		685,000	754,698
6.125% 10/1/25		685,000	811,382
6.60% 4/1/36		982,000	1,349,644
General Motors Financial
2.35% 1/8/31		540,000	533,339
4.35% 4/9/25		875,000	967,568
5.20% 3/20/23		231,000	248,801
5.25% 3/1/26		2,570,000	2,969,751
5.70% 9/30/30 μ, ψ		1,780,000	1,998,050

Grupo Axo 144A 5.75% 6/8/26 #		435,000	435,594
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	692,188
144A 4.00% 5/1/31 #		2,300,000	2,323,460

NQ-OPTFI [6/21] 8/21 (1750335)    15

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	900,000	$921,375
Hyundai Capital America 144A 3.50% 11/2/26 #	470,000	509,077
Kia 144A 1.00% 4/16/24 #	605,000	608,502
Marriott International 3.50% 10/15/32	900,000	957,249
McDonald's 0.614% (LIBOR03M + 0.43%) 10/28/21 •	2,300,000	2,302,954
MGM China Holdings 144A 4.75% 2/1/27 #	525,000	536,146
MGM Resorts International 4.75% 10/15/28	1,215,000	1,293,368
Nemak 144A 3.625% 6/28/31 #	600,000	604,170
Nissan Motor
144A 3.043% 9/15/23 #	1,800,000	1,878,162
144A 4.345% 9/17/27 #	600,000	660,067
144A 4.81% 9/17/30 #	600,000	678,019
Nissan Motor Acceptance
144A 2.80% 1/13/22 #	200,000	202,281
144A 3.65% 9/21/21 #	300,000	302,019
144A 3.875% 9/21/23 #	3,000,000	3,176,659

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,270,000	1,331,659
Sands China
3.80% 1/8/26	400,000	428,688
4.375% 6/18/30	490,000	531,581
5.40% 8/8/28	1,800,000	2,091,942

Scientific Games International 144A 8.25% 3/15/26 #	1,890,000	2,029,350
Six Flags Entertainment 144A 4.875% 7/31/24 #	1,225,000	1,238,781
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Toyota Industries 144A 3.11% 3/12/22 #		1,600,000	$1,628,489
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		570,000	635,208
Volkswagen Group of America Finance
144A 0.994% (LIBOR03M + 0.86%) 9/24/21 #, •		1,500,000	1,502,828
144A 4.00% 11/12/21 #		500,000	507,025

Wolverine World Wide 144A 5.00% 9/1/26 #		400,000	411,610
Wynn Macau 144A 5.625% 8/26/28 #		440,000	460,077
			60,075,543
Consumer Non-Cyclical — 3.28%
AbbVie
2.85% 5/14/23		900,000	936,909
2.95% 11/21/26		2,650,000	2,850,483
3.20% 5/14/26		500,000	542,549
3.25% 10/1/22		300,000	308,493
3.45% 3/15/22		1,000,000	1,016,926
3.75% 11/14/23		1,200,000	1,287,767
4.05% 11/21/39		3,193,000	3,713,617

Amgen 2.20% 2/21/27		3,300,000	3,429,017
Anheuser-Busch InBev Worldwide 4.50% 6/1/50		2,240,000	2,730,659
Auna 144A 6.50% 11/20/25 #		690,000	714,933
Bacardi 144A 4.45% 5/15/25 #		500,000	556,415
BAT Capital 2.259% 3/25/28		1,500,000	1,490,357
BAT International Finance 1.668% 3/25/26		1,065,000	1,065,223
Bausch Health 144A 6.25% 2/15/29 #		3,257,000	3,225,407
Bellis Acquisition 144A 3.25% 2/16/26 #	GBP	3,300,000	4,579,155
Biogen 3.15% 5/1/50		3,195,000	3,144,619
Boston Scientific
3.375% 5/15/22		400,000	410,816
4.00% 3/1/29		3,300,000	3,757,062

16    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Centene
3.375% 2/15/30	1,000,000	$1,046,675
144A 5.375% 8/15/26 #	745,000	779,564

Coty 144A 5.00% 4/15/26 #	1,700,000	1,728,509
CVS Health
3.75% 4/1/30	780,000	874,005
4.30% 3/25/28	6,944,000	7,983,727
4.78% 3/25/38	1,030,000	1,269,043
5.05% 3/25/48	5,000	6,506

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	67,664	80,243
Danone 144A 2.589% 11/2/23 #	1,500,000	1,564,760
Equifax 1.026% (LIBOR03M + 0.87%) 8/15/21 •	700,000	700,639
Gilead Sciences 4.15% 3/1/47	3,305,000	3,902,044
Global Payments
2.65% 2/15/25	1,839,000	1,939,183
3.20% 8/15/29	2,150,000	2,304,401
HCA
4.125% 6/15/29	3,400,000	3,831,431
7.58% 9/15/25	30,000	36,300

IHS Markit 3.625% 5/1/24	600,000	645,165
Imperial Brands Finance 144A 3.75% 7/21/22 #	470,000	482,338
International Container Terminal Services 4.75% 6/17/30	745,000	834,516
JBS USA Food 144A 5.75% 1/15/28 #	385,000	412,420
Kernel Holding 144A 6.50% 10/17/24 #	375,000	403,613
MHP 144A 7.75% 5/10/24 #	520,000	566,107
NBM US Holdings 144A 6.625% 8/6/29 #	495,000	557,370
New York and Presbyterian Hospital 4.063% 8/1/56	690,000	863,643
Pernod Ricard 144A 4.25% 7/15/22 #	150,000	155,768
Pilgrim's Pride 144A 5.875% 9/30/27 #	1,458,000	1,554,665
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Prime Security Services Borrower 144A 6.25% 1/15/28 #		3,020,000	$3,216,360
Rede D'or Finance 144A 4.50% 1/22/30 #		710,000	729,791
Regeneron Pharmaceuticals 1.75% 9/15/30		825,000	782,768
Royalty Pharma 144A 1.75% 9/2/27 #		7,625,000	7,510,115
StoneCo 144A 3.95% 6/16/28 #		855,000	854,162
Takeda Pharmaceutical
2.05% 3/31/30		1,315,000	1,305,632
3.025% 7/9/40		985,000	996,254
3.175% 7/9/50		985,000	997,667
Tenet Healthcare
144A 4.25% 6/1/29 #		1,790,000	1,814,613
144A 6.125% 10/1/28 #		1,815,000	1,939,309

Teva Pharmaceutical Finance Netherlands II 1.125% 10/15/24	EUR	300,000	334,204
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28		720,000	790,380
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		600,000	651,762
United Rentals North America 3.875% 2/15/31		869,000	885,294
Universal Health Services 144A 5.00% 6/1/26 #		210,000	216,069
Viatris
144A 1.65% 6/22/25 #		320,000	324,063
144A 2.30% 6/22/27 #		265,000	270,762
144A 2.70% 6/22/30 #		1,940,000	1,963,257
144A 4.00% 6/22/50 #		450,000	476,714

Zimmer Biomet Holdings 3.15% 4/1/22		300,000	304,811
			96,647,029
Energy — 3.55%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #		330,000	390,063

NQ-OPTFI [6/21] 8/21 (1750335)    17

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,465,000	$2,712,733
Chevron USA 3.90% 11/15/24	565,000	620,236
CNX Resources 144A 6.00% 1/15/29 #	2,785,000	3,015,083
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	1,737,000	1,821,679
Ecopetrol
5.375% 6/26/26	300,000	331,155
6.875% 4/29/30	635,000	767,245

Enable Midstream Partners 4.95% 5/15/28	700,000	801,956
Energean Israel Finance 144A 4.875% 3/30/26 #	405,000	415,792
Energy Transfer
5.00% 10/1/22	1,500,000	1,563,968
5.25% 4/15/29	1,100,000	1,300,327
5.50% 6/1/27	3,200,000	3,756,286
6.25% 4/15/49	4,420,000	5,809,893
6.50% 11/15/26 μ, ψ	1,145,000	1,170,190

Enterprise Products Operating 3.20% 2/15/52	4,365,000	4,340,298
EQT 7.625% 2/1/25	1,100,000	1,284,569
Equinor 1.75% 1/22/26	655,000	674,860
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	745,000	741,823
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	535,000	533,882
Geopark 144A 5.50% 1/17/27 #	845,000	854,515
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	540,000	582,878
Indika Energy Capital IV 144A 8.25% 10/22/25 #	395,000	420,663
Investment Energy Resources 144A 6.25% 4/26/29 #	685,000	742,369
KazMunayGas National JSC 144A 6.375% 10/24/48 #	121,000	160,527
KazTransGas JSC 144A 4.375% 9/26/27 #	896,000	997,069
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Kinder Morgan 3.60% 2/15/51	1,205,000	$1,230,294
Kinder Morgan Energy Partners 5.00% 10/1/21	620,000	620,000
Lukoil Securities 144A 3.875% 5/6/30 #	645,000	682,674
Marathon Oil 4.40% 7/15/27	7,615,000	8,633,458
MPLX
1.75% 3/1/26	685,000	692,773
4.125% 3/1/27	2,000,000	2,236,424

Murphy Oil 5.875% 12/1/27	2,587,000	2,703,738
NuStar Logistics
5.625% 4/28/27	205,000	220,215
6.375% 10/1/30	2,337,000	2,588,566

Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	224,250
ONEOK
4.35% 3/15/29	1,500,000	1,694,627
7.50% 9/1/23	2,840,000	3,201,092

PDC Energy 5.75% 5/15/26	1,205,000	1,260,346
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	211,017
Petrobras Global Finance
5.999% 1/27/28	3,500,000	4,025,123
6.75% 6/3/50	505,000	591,135
6.85% 6/5/15	1,700,000	1,945,395
7.25% 3/17/44	600,000	736,056
Petroleos Mexicanos
5.95% 1/28/31	1,655,000	1,609,901
6.49% 1/23/27	1,213,000	1,282,748
6.75% 9/21/47	230,000	203,840
Petronas Capital
144A 2.48% 1/28/32 #	200,000	201,539
144A 3.50% 4/21/30 #	440,000	482,682
144A 4.55% 4/21/50 #	700,000	865,476
144A 4.80% 4/21/60 #	1,100,000	1,461,970

PTTEP Treasury Center 144A 2.587% 6/10/27 #	695,000	721,709
Qatar Petroleum 144A 2.25% 7/12/31 #	855,000	845,911

18    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	109,358	$121,388
SA Global Sukuk 144A 2.694% 6/17/31 #	425,000	430,806
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,664,169
5.75% 5/15/24	8,496,000	9,538,985
6.25% 3/15/22	400,000	410,343
Saudi Arabian Oil
144A 3.50% 11/24/70 #	505,000	491,724
144A 4.25% 4/16/39 #	530,000	594,548

Southwestern Energy 7.75% 10/1/27	2,050,000	2,226,802
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	484,000	497,507
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	8,165,000	8,478,658
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	347,341
Tullow Oil 144A 10.25% 5/15/26 #	920,000	967,835
UEP Penonome II 144A 6.50% 10/1/38 #	547,214	560,560
Woodside Finance 144A 3.70% 9/15/26 #	400,000	432,932
YPF 144A 6.95% 7/21/27 #	970,000	686,857
		104,433,473
Finance Companies — 1.51%
AerCap Ireland Capital DAC
1.75% 1/30/26	590,000	583,380
3.50% 1/15/25	300,000	318,083
3.65% 7/21/27	2,700,000	2,886,102
4.45% 10/1/25	1,200,000	1,322,163
4.45% 4/3/26	150,000	164,800
4.50% 9/15/23	460,000	493,423
4.625% 7/1/22	1,100,000	1,144,121
4.625% 10/15/27	745,000	835,042
6.50% 7/15/25	1,350,000	1,584,422
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
2.875% 1/15/26		2,050,000	$2,155,569
3.00% 2/1/30		2,850,000	2,893,830
3.375% 7/1/25		670,000	720,238
4.25% 2/1/24		900,000	976,489

Aircastle 4.125% 5/1/24		2,500,000	2,666,926
Ally Financial 4.70% 5/15/26 μ, ψ		1,340,000	1,391,188
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		545,000	535,462
Aviation Capital Group 144A 3.875% 5/1/23 #		1,000,000	1,048,082
BOC Aviation
2.375% 9/15/21		600,000	600,927
3.00% 5/23/22		300,000	304,574

BOC Aviation USA 144A 1.625% 4/29/24 #		415,000	418,545
Corp Inmobiliaria Vesta 144A 3.625% 5/13/31 #		740,000	754,167
DAE Funding
144A 1.55% 8/1/24 #		200,000	199,974
144A 1.625% 2/15/24 #		1,500,000	1,520,625
144A 3.375% 3/20/28 #		1,685,000	1,727,824
3.375% 3/20/28		2,700,000	2,768,620

GATX 0.896% (LIBOR03M + 0.72%) 11/5/21 •		2,100,000	2,104,056
GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	569,884
Goodman HK Finance 4.375% 6/19/24		1,095,000	1,188,129
Kaisa Group Holdings 9.375% 6/30/24		630,000	596,139
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	4,694,349
Longfor Group Holdings 3.95% 9/16/29		495,000	534,538
OneMain Finance 6.125% 3/15/24		1,500,000	1,616,250
ORIX 3.20% 1/19/22		500,000	507,243
Park Aerospace Holdings 144A 5.25% 8/15/22 #		135,000	141,297

NQ-OPTFI [6/21] 8/21 (1750335)    19

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	$1,095,532
Shimao Group Holdings 5.60% 7/15/26		590,000	621,079
SMBC Aviation Capital Finance DAC 144A 3.00% 7/15/22 #		400,000	409,257
Yuzhou Group Holdings 7.70% 2/20/25		510,000	437,977
			44,530,306
Insurance — 0.41%
AIA Group
144A 3.375% 4/7/30 #		375,000	414,654
144A 3.90% 4/6/28 #		1,000,000	1,124,931

Ambac Assurance 144A 5.10% #, **		29,743	41,819
Ambac LSNI 144A 6.00% (LIBOR03M + 5.00%) 2/12/23 #, •		107,888	107,956
Athene Global Funding 144A 1.368% (LIBOR03M + 1.23%) 7/1/22 #, •		700,000	707,174
Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,608,332
Brighthouse Financial 5.625% 5/15/30		850,000	1,035,377
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	1,147,526
GTCR AP Finance 144A 8.00% 5/15/27 #		417,000	445,562
MetLife 3.85% 9/15/25 μ, ψ		1,520,000	1,601,700
Prudential Financial 3.70% 3/13/51		1,660,000	1,896,341
Sagicor Financial 144A 5.30% 5/13/28 #		765,000	792,731
			11,924,103
Real Estate Investment Trusts — 0.61%
American Tower
3.00% 6/15/23		600,000	628,977
3.375% 5/15/24		500,000	535,153

American Tower Trust #1 144A 3.07% 3/15/48 #		1,285,000	1,292,595
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Crown Castle International
3.80% 2/15/28		2,115,000	$2,351,637
4.30% 2/15/29		2,745,000	3,161,460

CubeSmart 3.00% 2/15/30		1,153,000	1,209,674
CyrusOne 1.45% 1/22/27	EUR	1,400,000	1,694,097
EPR Properties 4.50% 6/1/27		1,700,000	1,814,784
GLP Capital 4.00% 1/15/30		2,600,000	2,794,103
MGM Growth Properties Operating Partnership 5.75% 2/1/27		145,000	161,557
MPT Operating Partnership 3.692% 6/5/28	GBP	1,600,000	2,362,628
			18,006,665
Technology — 1.04%
Broadcom
3.459% 9/15/26		2,353,000	2,564,167
144A 3.469% 4/15/34 #		4,242,000	4,491,345
4.11% 9/15/28		1,052,000	1,184,498

Broadridge Financial Solutions 2.60% 5/1/31		2,698,000	2,750,124
Dell International
5.45% 6/15/23		600,000	651,090
6.02% 6/15/26		400,000	480,428

Fiserv 3.50% 7/1/29		3,500,000	3,854,658
NXP
144A 2.70% 5/1/25 #		180,000	190,007
144A 3.25% 5/11/41 #		1,740,000	1,791,757
144A 3.875% 6/18/26 #		3,250,000	3,602,930
144A 4.625% 6/1/23 #		1,000,000	1,075,150
144A 4.875% 3/1/24 #		3,280,000	3,612,743
144A 5.55% 12/1/28 #		440,000	541,496
Oracle
2.875% 3/25/31		1,360,000	1,415,633
3.65% 3/25/41		1,275,000	1,354,076

20    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
SK Hynix
144A 1.50% 1/19/26 #	600,000	$592,499
144A 2.375% 1/19/31 #	610,000	595,235
		30,747,836
Transportation — 1.12%
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	855,000	680,725
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	1,052,463	1,047,958
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	1,035,619	1,055,250
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	94,586	97,414
Ashtead Capital 144A 5.25% 8/1/26 #	400,000	417,766
Azul Investments
144A 5.875% 10/26/24 #	430,000	419,725
144A 7.25% 6/15/26 #	400,000	392,968

British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	1,248,024	1,304,139
Delta Air Lines
3.625% 3/15/22	500,000	507,134
144A 7.00% 5/1/25 #	5,800,000	6,772,505
7.375% 1/15/26	1,734,000	2,035,934

Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/24 #, ♦	404,887	406,992
ERAC USA Finance
144A 2.70% 11/1/23 #	300,000	313,456
144A 4.50% 8/16/21 #	200,000	201,036

Gol Finance 144A 8.00% 6/30/26 #	410,000	416,671
Kansas City Southern 3.00% 5/15/23	500,000	518,965
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	695,000	$721,163
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,375,000	3,720,094
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	1,094,710
144A 4.45% 1/29/26 #	2,100,000	2,362,250
144A 4.875% 7/11/22 #	300,000	313,015
Southwest Airlines
5.125% 6/15/27	2,380,000	2,801,565
5.25% 5/4/25	1,680,000	1,917,848

Union Pacific 3.25% 2/5/50	765,000	808,513
United Airlines
144A 4.375% 4/15/26 #	210,000	217,650
144A 4.625% 4/15/29 #	580,000	601,025

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	1,427,475	1,586,883
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	347,692	351,064
		33,084,418
Utilities — 2.25%
Abu Dhabi National Energy 144A 2.00% 4/29/28 #	665,000	670,187
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	475,000	475,228
AEP Texas 2.40% 10/1/22	200,000	204,576
AES Gener 144A 7.125% 3/26/79 #, μ	605,000	648,503
American Transmission Systems 144A 5.25% 1/15/22 #	1,955,000	2,002,048

NQ-OPTFI [6/21] 8/21 (1750335)    21

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Calpine
144A 4.50% 2/15/28 #		453,000	$462,626
144A 5.00% 2/1/31 #		1,535,000	1,530,395
144A 5.125% 3/15/28 #		454,000	462,587

Cikarang Listrindo 144A 4.95% 9/14/26 #		540,000	554,602
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		815,000	831,320
CLP Power Hong Kong Financing 2.875% 4/26/23		240,000	248,838
Duke Energy 4.875% 9/16/24 μ, ψ		2,330,000	2,481,450
Duke Energy Indiana 3.25% 10/1/49		1,265,000	1,341,985
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	1,400,000	1,714,390
Enel Finance International 144A 2.875% 5/25/22 #		1,100,000	1,124,311
ENN Energy Holdings 144A 2.625% 9/17/30 #		605,000	604,782
Entergy 4.00% 7/15/22		300,000	309,518
Entergy Arkansas 4.20% 4/1/49		870,000	1,059,139
Entergy Louisiana 4.95% 1/15/45		235,000	257,828
Entergy Mississippi 3.85% 6/1/49		1,465,000	1,689,069
Entergy Texas 3.55% 9/30/49		700,000	749,041
Essential Utilities
2.704% 4/15/30		695,000	722,365
3.351% 4/15/50		675,000	698,735

Evergy Kansas Central 3.45% 4/15/50		1,185,000	1,303,973
FirstEnergy 3.35% 7/15/22		200,000	203,361
FirstEnergy Transmission 144A 4.55% 4/1/49 #		875,000	1,029,743
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	225,000	$242,583
144A 4.875% 1/14/48 #	395,000	405,825

Israel Electric 144A 5.00% 11/12/24 #	325,000	364,073
Kallpa Generacion 144A 4.125% 8/16/27 #	670,000	689,417
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	3,315,565
Minejesa Capital 144A 5.625% 8/10/37 #	400,000	434,348
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	995,000	999,975
NextEra Energy Capital Holdings
0.581% (SOFR + 0.54%) 3/1/23 •	100,000	100,564
0.65% 3/1/23	2,800,000	2,812,109
2.403% 9/1/21	1,700,000	1,706,194

Oryx Funding 144A 5.80% 2/3/31 #	660,000	698,465
Pacific Gas and Electric
1.531% (LIBOR03M + 1.375%) 11/15/21 •	2,200,000	2,204,632
2.10% 8/1/27	9,195,000	8,939,971
2.50% 2/1/31	735,000	689,937
3.00% 6/15/28	800,000	804,825
3.25% 6/1/31	420,000	413,595
3.30% 3/15/27	700,000	725,426
3.30% 8/1/40	1,796,000	1,625,779
3.50% 6/15/25	400,000	419,779
3.50% 8/1/50	1,100,000	981,841
4.50% 7/1/40	1,100,000	1,102,346

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	746,909
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	605,000	641,548
144A 4.125% 5/15/27 #	300,000	325,725
144A 5.25% 5/15/47 #	185,000	208,669

PG&E 5.25% 7/1/30	2,970,000	3,006,635

22    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	715,000	$775,632
Sempra Energy 4.875% 10/15/25 μ, ψ	1,055,000	1,147,312
Southern California Edison
3.65% 2/1/50	1,525,000	1,527,945
4.00% 4/1/47	880,000	927,334
4.875% 3/1/49	2,330,000	2,765,864

Systems Energy Resources 2.14% 12/9/25	800,000	809,227
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	165,000	178,555
		66,119,204
Total Corporate Bonds (cost $888,108,704)		937,755,195

Municipal Bonds — 0.60%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	2,823,465
California State Various Purposes
(High-Speed Passenger Train Bonds) Series C 0.881% (LIBOR01M + 0.78%) 4/1/47 •	1,250,000	1,251,450
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,800,000	2,562,732
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,560,410
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,748,000	2,695,591
	Principal amount°	Value (US $)

Municipal Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	$1,897,188
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	937,454
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	800,000	998,672
Oregon State Taxable Pension
5.892% 6/1/27	30,000	36,269
Pennsylvania Higher Education Assistance Agency Revenue
(Student Loans) Series 2006-2 A-3 0.306% (LIBOR03M + 0.13%) 10/25/36 •	355,905	351,445
South Carolina Public Service Authority
(Santee Cooper) Series D 4.77% 12/1/45	145,000	182,265
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	252,837
Series A 2.351% 6/1/28	300,000	306,255
Series A 2.551% 6/1/29	300,000	308,118
Series A 2.951% 6/1/31	500,000	517,930
Total Municipal Bonds (cost $15,409,373)		17,682,081

Non-Agency Asset-Backed Securities — 2.50%
ABFC Trust Series 2006-HE1 A2D 0.312% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 •	302,694	214,646

NQ-OPTFI [6/21] 8/21 (1750335)    23

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Argent Securities Trust
Series 2006-M1 A2C 0.392% (LIBOR01M + 0.30%, Floor 0.30%) 7/25/36 •	1,182,905	$472,712
Series 2006-W4 A2C 0.412% (LIBOR01M + 0.32%, Floor 0.32%) 5/25/36 •	614,460	221,519

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 1.097% (LIBOR01M + 1.005%, Floor 1.005%) 6/25/35 •	1,408,237	1,398,480
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 2.85% 10/25/36 •	111,294	76,804
Bear Stearns Second Lien Trust Series 2007-SV1A M2 144A 1.442% (LIBOR01M + 1.35%, Cap 11.00%, Floor 1.35%) 1/25/36 #, •	58,071	57,970
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	347	357
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 1.592% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, •	3,600,000	3,657,508
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.073% 11/25/36 •	498,274	510,458
Countrywide Asset-Backed Certificates
Series 2004-3 2A 0.492% (LIBOR01M + 0.40%, Floor 0.40%) 8/25/34 •	35,356	34,445
Series 2006-1 AF6 4.558% 7/25/36 •	77,478	78,842
Series 2006-26 2A4 0.312% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 •	1,591,080	1,543,780
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates
Series 2007-6 2A4 0.402% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 •	924,677	$857,061
CWABS Asset-Backed Certificates Trust
Series 2005-3 MV7 2.042% (LIBOR01M + 1.95%, Floor 1.95%) 8/25/35 •	4,200,000	4,212,028
Series 2006-11 1AF6 6.15% 9/25/46 •	70,408	72,354
Series 2006-17 2A2 0.242% (LIBOR01M + 0.15%, Floor 0.15%) 3/25/47 •	1,009,845	994,163

DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,620,794
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,676,741
Discover Card Execution Note Trust Series 2019-A1 A1 3.04% 7/15/24	400,000	406,233
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,400,000	7,656,706
EquiFirst Mortgage Loan Trust Series 2004-2 M7 3.092% (LIBOR01M + 3.00%, Floor 3.00%) 10/25/34 •	662,361	695,663
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 0.412% (LIBOR01M + 0.32%, Floor 0.32%) 4/25/36 •	687,074	668,555
Ford Credit Auto Lease Trust Series 2021-A B 0.47% 5/15/24	1,300,000	1,299,640

24    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Fremont Home Loan Trust Series 2004-B M1 0.962% (LIBOR01M + 0.87%, Floor 0.87%) 5/25/34 •	2,323,724	$2,280,658
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 0.392% (LIBOR01M + 0.30%, Floor 0.30%) 8/25/36 •	1,840,077	1,095,548
GSAMP Trust
Series 2006-FM3 A2D 0.322% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 •	891,526	552,916
Series 2007-SEA1 A 144A 0.392% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, •	649,960	631,819

Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	486,250	515,585
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	19,402	19,414
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	1,215,325	1,208,361
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 0.332% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 •	1,253,704	953,518
HSI Asset Securitization Trust Series 2006-HE1 2A1 0.192% (LIBOR01M + 0.10%, Floor 0.10%) 10/25/36 •	24,021	12,236
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	270,311	$270,445
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 0.332% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 •	423,581	419,853
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 0.692% (LIBOR01M + 0.60%, Floor 0.60%) 2/25/36 •	2,714,630	2,484,886
Series 2006-7 1A 0.247% (LIBOR01M + 0.155%, Floor 0.155%) 8/25/36 •	2,633,478	1,664,820

Mercedes-Benz Auto Lease Trust Series 2020-A A2 1.82% 3/15/22	16,857	16,869
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	500,000	510,346
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 0.242% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 •	4,265,554	3,109,109
Series 2007-HE5 A2D 0.432% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 •	3,153,943	1,740,330

New Century Home Equity Loan Trust Series 2005-1 M2 0.812% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.72%) 3/25/35 •	233,599	232,273
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	94,933	95,038
Option One Mortgage Loan Trust
Series 2005-1 M1 0.872% (LIBOR01M + 0.78%, Floor 0.78%) 2/25/35 •	1,543,189	1,537,104

NQ-OPTFI [6/21] 8/21 (1750335)    25

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2007-4 2A4 0.402% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 •	5,555,457	$3,906,449
PFS Financing
Series 2020-G A 144A 0.97% 2/15/26 #	2,000,000	2,013,631
Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	1,798,565

RAAC Trust Series 2005-SP2 2A 0.692% (LIBOR01M + 0.60%, Cap 14.00%, Floor 0.60%) 6/25/44 •	239,172	217,989
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	162,745	167,760
Soundview Home Loan Trust Series 2006-OPT1 2A4 0.362% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	200,338	200,118
Structured Asset Investment Loan Trust Series 2003-BC2 M1 1.472% (LIBOR01M + 1.38%, Floor 1.38%) 4/25/33 •	15,778	15,816
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 0.362% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	1,244,107	1,180,105
Series 2006-BC2 A1 0.247% (LIBOR01M + 0.155%, Floor 0.155%) 9/25/36 •	3,589,488	2,796,829

Tesla Auto Lease Trust Series 2021-A A2 144A 0.36% 3/20/25 #	310,000	310,163
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	476,416	483,707
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	58,958	$59,780
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	650,673
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	315,969	324,321
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	8,313,368	8,597,210
Total Non-Agency Asset-Backed Securities (cost $72,296,746)		73,501,703

Non-Agency Collateralized Mortgage Obligations — 1.72%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	924,823	666,228
ARM Mortgage Trust
Series 2004-5 3A1 2.595% 4/25/35 •	3,011	3,008
Series 2005-10 3A31 2.699% 1/25/36 •	81,860	79,443
Series 2006-2 1A4 3.226% 5/25/36 •	407,270	396,011
Banc of America Funding Trust
Series 2005-E 7A1 1.773% (COF 11 + 1.43%, Floor 1.43%) 6/20/35 •	81,286	71,038
Series 2006-I 1A1 2.321% 12/20/36 •	125,960	130,180

Banc of America Mortgage Trust Series 2003-D 2A1 3.175% 5/25/33 •	76,402	79,273
Bear Stearns ARM Trust Series 2003-5 2A1 2.723% 8/25/33 •	22,946	23,092
Chase Mortgage Finance Trust Series 2005-A1 3A1 3.00% 12/25/35 •	47,797	46,971
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	783,043	533,607

26    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.492% (LIBOR01M + 2.40%) 4/25/31 #, •	345,291	$347,187
Series 2019-R01 2M2 144A 2.542% (LIBOR01M + 2.45%) 7/25/31 #, •	221,709	222,912
Series 2019-R02 1M2 144A 2.392% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	1,097,333	1,104,900
Series 2019-R07 1M2 144A 2.192% (LIBOR01M + 2.10%) 10/25/39 #, •	1,445,662	1,451,634
Series 2020-R01 1M2 144A 2.142% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	1,960,150	1,968,204
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	690,810	604,944
Series 2007-1 5A14 6.00% 2/25/37	177,320	157,699
Series 2007-3 4A6 0.342% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 •	116,408	98,390
Series 2007-3 4A12 6.659% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ, •	116,408	28,477
Series 2007-3 4A15 5.50% 4/25/37	51,689	49,115

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	976,997	1,002,033
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	21,181	21,093
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

GS Mortgage-Backed Securities Trust Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	2,655,453	$2,719,219
GSR Mortgage Loan Trust Series 2007-AR1 2A1 2.863% 3/25/47 •	457,060	363,936
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 0.272% (LIBOR01M + 0.18%, Cap 11.50%, Floor 0.18%) 6/25/37 •	3,641,833	2,556,779
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 3.132% 10/25/36 •	235,399	209,324
Series 2006-A7 2A2 3.092% 1/25/37 •	46,795	43,746
Series 2007-A1 6A1 2.761% 7/25/35 •	61,191	62,352
Series 2014-2 B1 144A 3.418% 6/25/29 #, •	35,296	36,364
Series 2014-2 B2 144A 3.418% 6/25/29 #, •	35,296	36,219
Series 2015-4 B1 144A 3.585% 6/25/45 #, •	598,747	608,965
Series 2015-4 B2 144A 3.585% 6/25/45 #, •	255,905	259,823
Series 2015-5 B2 144A 2.462% 5/25/45 #, •	527,629	538,793
Series 2015-6 B1 144A 3.528% 10/25/45 #, •	248,773	254,768
Series 2015-6 B2 144A 3.528% 10/25/45 #, •	242,050	247,301
Series 2016-4 B1 144A 3.829% 10/25/46 #, •	206,352	212,353
Series 2016-4 B2 144A 3.829% 10/25/46 #, •	376,211	384,448

NQ-OPTFI [6/21] 8/21 (1750335)    27

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2017-1 B3 144A 3.498% 1/25/47 #, •		899,451	$909,332
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		91,910	93,519
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		343,585	350,462
Series 2020-5 A3 144A 3.00% 12/25/50 #, •		1,907,085	1,930,849
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		865,621	878,670
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		1,017,437	1,036,156

Lanark Master Issuer Series 2019-1A 1A1 144A 0.92% (LIBOR03M + 0.77%) 12/22/69 #, •		400,000	400,245
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,219,420	584,954
Ludgate Funding
Series 2006-1X A2A 0.27% (BP0003M + 0.19%) 12/1/60 •	GBP	1,248,565	1,678,142
Series 2008-W1X A1 0.676% (BP0003M + 0.60%) 1/1/61 •	GBP	524,029	719,613

Mansard Mortgages Series 2007-1X A2 0.263% (BP0003M + 0.18%) 4/15/47 •	GBP	580,285	777,658
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,283	1,309
Series 2004-5 6A1 7.00% 6/25/34		18,864	19,556

MASTR ARM Trust Series 2004-4 4A1 2.707% 5/25/34 •		45,770	46,828
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 2.30% 2/25/34 •		2,246	2,306
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	918,247	$933,419
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	814,375	827,831
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	217,571	226,123
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	4,586,695	4,779,049
RALI Series Trust
Series 2007-QA5 2A1 5.915% 9/25/37 •	2,366,242	2,043,625
Series 2007-QH8 A 1.023% 10/25/37 •	1,498,636	1,439,688

RCKT Mortgage Trust Series 2021-1 A1 144A 2.50% 3/25/51 #, •	883,339	897,890
Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 0.432% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	736,985	718,424
RFMSI Series Trust Series 2004-S9 2A1 4.75% 12/25/19	28	29
Sequoia Mortgage Trust
Series 2004-5 A3 0.719% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •	109,226	108,227
Series 2007-1 4A1 2.86% 9/20/46 •	292,327	226,111
Series 2015-1 B2 144A 3.892% 1/25/45 #, •	199,167	203,292
Series 2017-5 B2 144A 3.838% 8/25/47 #	3,010,143	3,107,450
Series 2019-CH1 A1 144A 4.50% 3/25/49 #, •	93,748	94,474

28    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		822,230	$838,899

Structured ARM Loan Trust Series 2006-1 7A4 2.914% 2/25/36 •		156,279	147,761
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 0.593% (LIBOR01M + 0.50%, Cap 11.00%, Floor 0.50%) 7/19/35 •		196,136	189,745
Trinity Square Series 2021-1A A 144A 0.899% (SONIA3M + 0.85%) 7/15/59 #, •	GBP	4,200,000	5,832,751
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 2.724% 12/25/35 ♦, •		220,685	224,544
Series 2007-HY1 3A3 3.115% 2/25/37 ♦, •		147,372	146,311
Series 2007-HY7 4A1 3.233% 7/25/37 ♦, •		311,774	314,539
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.634% 4/25/36 •		15,415	15,250
Series 2006-AR11 A6 2.968% 8/25/36 •		142,295	140,190
Series 2020-1 A1 144A 3.00% 12/25/49 #, •		268,089	273,707
Total Non-Agency Collateralized Mortgage Obligations (cost $51,826,599)			50,778,757

Non-Agency Commercial Mortgage-Backed Securities — 4.64%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60		1,430,000	1,572,107
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	$663,750
Series 2017-BNK7 A5 3.435% 9/15/60	1,110,000	1,225,677
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	8,641,190
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	2,243,462
Series 2019-BN23 A3 2.92% 12/15/52	1,050,000	1,126,023
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	2,310,000	2,574,715
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,543,465
Series 2020-B20 A5 2.034% 10/15/53	10,650,000	10,655,082
Series 2020-B21 A5 1.978% 12/17/53	650,000	646,648
Series 2020-B22 A5 1.973% 1/15/54	650,000	646,617
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	7,100,049
Series 2021-B25 A5 2.577% 4/15/54	4,270,000	4,466,111
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,636,289
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	4,243,068
Series 2019-CF3 A4 3.006% 1/15/53	800,000	857,528
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	474,732
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	9,358,248

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,438,898
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	850,367
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,493,056
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,411,023

NQ-OPTFI [6/21] 8/21 (1750335)    29

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2017-C4 A4 3.471% 10/12/50	635,000	$698,251
Series 2019-C7 A4 3.102% 12/15/72	6,450,000	7,013,548
COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	1,148,822
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,387,691
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	645,444
Series 2015-CR23 A4 3.497% 5/10/48	780,000	846,352
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,567,070

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	969,034
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	1,000,000	1,097,560
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,429,552
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	2,126,027
Series 2018-GS9 A4 3.992% 3/10/51 •	570,000	649,107
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,398,109
Series 2019-GC42 A4 3.001% 9/1/52	5,000,000	5,398,809
Series 2020-GC47 A5 2.377% 5/12/53	716,000	738,821
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	8,967,272	9,777,225
Series 2015-C33 A4 3.77% 12/15/48	570,000	629,032
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,755,112
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,152,983
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	$2,640,674
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	363,297
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,312,568
Series 2016-WIKI A 144A 2.798% 10/5/31 #	705,000	706,039
Series 2016-WIKI B 144A 3.201% 10/5/31 #	690,000	691,052

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	419,451	224,365
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	1,043,006
Series 2015-C27 ASB 3.557% 12/15/47	1,934,843	2,039,074
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,555,822
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	1,085,012
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	4,430,843

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	480,000	487,609
VMC Finance Series 2021-FL4 A 144A 1.183% (LIBOR01M + 1.10%, Floor 1.10%) 6/16/36 #, •	2,300,000	2,300,715
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	296,155

30    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	$558,146
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,291,073
Series 2017-C38 A5 3.453% 7/15/50	905,000	997,012
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	2,313,920
Total Non-Agency Commercial Mortgage-Backed Securities (cost $131,899,543)		136,633,036

Loan Agreements — 2.75%
Acrisure Tranche B 3.604% (LIBOR01M + 3.50%) 2/15/27 •	410,340	406,442
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR03M + 5.25%) 10/28/27 •	708,243	716,401
American Airlines Tranche B 2.073% (LIBOR01M + 2.00%) 12/14/23 •	519,013	507,443
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 •	837,656	851,686
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	2,087,212	2,122,173
Aramark Services Tranche B-3 1.854% (LIBOR01M + 1.75%) 3/11/25 •	359,075	356,008
Aramark Services Tranche B-5 2.604% (LIBOR01M + 2.50%) 4/6/28 •	428,925	427,853
Array Technologies 3.75% (LIBOR03M + 3.25%) 10/14/27 •	535,943	525,894
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	354,113	355,883
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR06M + 7.75%) 11/24/28 •	355,000	358,550
	Principal amount°	Value (US $)

Loan Agreements (continued)
AssuredPartners 3.604% (LIBOR01M + 3.50%) 2/12/27 •	943,076	$939,034
Avantor Tranche B-4 3.25% (LIBOR01M + 2.25%) 11/8/27 •	830,825	832,279
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR01M + 8.75%) 7/31/26 •	79,000	78,210
Bausch Health 3.104% (LIBOR01M + 3.00%) 6/2/25 •	268,192	267,438
Berry Global Tranche Z 1.827% (LIBOR01M + 1.75%) 7/1/26 •	617,900	614,038
Boxer Parent 3.855% (LIBOR01M + 3.75%) 10/2/25 •	338,516	336,929
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M + 3.50%) 3/17/28 •	1,055,000	1,056,319
BWay Holding 3.354% (LIBOR01M + 3.25%) 4/3/24 •	154,381	150,949
Caesars Resort Collection Tranche B-1 4.605% (LIBOR01M + 4.50%) 7/21/25 •	1,885,765	1,894,336
Caesars Resort Collection Tranche B 2.854% (LIBOR01M + 2.75%) 12/23/24 •	1,591,753	1,579,897
Calpine
2.11% (LIBOR01M + 2.00%) 4/5/26 •	245,000	242,232
2.61% (LIBOR01M + 2.50%) 12/16/27 •	257,530	256,232

Camelot US Acquisition l 4.00% (LIBOR01M + 3.00%) 10/30/26 •	646,750	647,882
Carnival Tranche B 3.75% (LIBOR03M + 3.00%) 6/30/25 •	495,000	495,696
CenturyLink Tranche B 2.354% (LIBOR01M + 2.25%) 3/15/27 •	992,443	980,735
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	180,312	180,325

NQ-OPTFI [6/21] 8/21 (1750335)    31

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Charter Communications Operating Tranche B2 1.85% (LIBOR03M + 1.75%) 2/1/27 •	482,398	$479,202
Chemours Tranche B-2 1.86% (LIBOR01M + 1.75%) 4/3/25 •	887,372	880,162
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	900,641	894,771
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	640,888	642,356
Core & Main 3.75% (LIBOR01M + 2.75%) 8/1/24 •	536,917	537,365
CoreLogic 1st Lien TBD 6/4/28 X	475,000	474,777
Coty Tranche A 1.75% (LIBOR01M + 1.75%) 4/5/23 •	111,516	131,403
CSC Holdings
2.323% (LIBOR01M + 2.25%) 7/17/25 •	312,000	308,685
2.573% (LIBOR01M + 2.50%) 4/15/27 •	287,671	285,484

DaVita Tranche B-1 1.854% (LIBOR01M + 1.75%) 8/12/26 •	794,873	791,437
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	643,909	644,196
Ensemble RCM 3.936% (LIBOR03M + 3.75%) 8/3/26 •	361,560	362,163
Epicor Software Tranche C 4.00% (LIBOR01M + 3.25%) 7/30/27 •	1,324,987	1,324,687
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	735,000	762,333
ExamWorks Group Tranche B-1 4.25% (LIBOR03M + 3.25%) 7/27/23 •	716,278	717,789
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 5/1/28 •	1,750,000	1,754,102
	Principal amount°	Value (US $)

Loan Agreements (continued)

Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	1,203,950	$1,209,217
Garda World Security Tranche B-2 4.35% (LIBOR01M + 4.25%) 10/30/26 •	191,971	193,085
Gardner Denver Tranche B-1 1.854% (LIBOR01M + 1.75%) 3/1/27 •	670,825	664,177
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	1,169,010	1,175,586
Granite US Holdings Tranche B 4.148% (LIBOR03M + 4.00%) 9/30/26 •	135,809	135,957
Gray Television Tranche B-2 2.342% (LIBOR01M + 2.25%) 2/7/24 •	1,018,322	1,014,928
Grupo Aeromexico
9.00% (LIBOR03M + 8.00%) 12/31/21 =, •	1,300,000	1,300,000
13.457% (LIBOR03M + 12.50%) 8/19/22 •	1,021,656	1,017,876

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	919,902	913,002
Heartland Dental
3.604% (LIBOR01M + 3.50%) 4/30/25 •	828,599	820,377
4.073% (LIBOR01M + 4.00%) 4/30/25 •	460,000	459,655

Hilton Grand Vacations Borrower 1st Lien TBD 5/22/28 X	1,000,000	1,001,719
Hilton Worldwide Finance Tranche B-2 1.842% (LIBOR01M + 1.75%) 6/22/26 •	1,172,387	1,164,107
HUB International 2.926% (LIBOR03M + 2.75%) 4/25/25 •	358,451	354,829
Informatica 3.354% (LIBOR01M + 3.25%) 2/25/27 •	635,750	632,881
Informatica 2nd Lien 7.125% 2/25/25	1,018,000	1,043,450

32    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

IQVIA Tranche B-3 1.897% (LIBOR03M + 1.75%) 6/11/25 •	538,350	$535,911
IRB Holding 4.25% (LIBOR03M + 3.25%) 12/15/27 •	2,493,750	2,495,049
JBS USA LUX 2.093% (LIBOR01M + 2.00%) 5/1/26 •	161,288	161,086
Kenan Advantage Group Tranche B 4.50% (LIBOR01M + 3.75%) 3/24/26 •	462,675	463,947
Magenta Buyer 1st Lien TBD 5/3/28 X	600,000	600,643
Medrisk Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 5/10/28 •	490,000	490,796
Michaels Tranche B 5.00% (LIBOR03M + 4.25%) 4/15/28 •	485,237	487,866
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	1,000,000	1,068,828
Numericable US Tranche B-11 2.936% (LIBOR03M + 2.75%) 7/31/25 •	347,325	342,084
Numericable US Tranche B-13 4.156% (LIBOR03M + 4.00%) 8/14/26 •	131,625	131,598
ON Semiconductor Tranche B-4 2.104% (LIBOR01M + 2.00%) 9/19/26 •	1,271,535	1,268,862
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28 •	2,150,000	2,154,416
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	873,117	871,778
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	1,052,363	1,057,378
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	1,447,228	1,430,042
PQ 3.25% (LIBOR03M + 2.75%) 6/9/28 •	410,000	410,000
	Principal amount°	Value (US $)

Loan Agreements (continued)

PQ Tranche B 2.436% (LIBOR03M + 2.25%) 2/7/27 •	183,942	$183,827
Precisely Software 1st Lien 5.00% (LIBOR03M + 4.25%) 4/23/28 •	1,495,000	1,493,505
Prestige Brands Tranche B TBD 6/9/28 X	395,000	395,790
Prestige Brands Tranche B-4 4.25% (LIBOR03M + 2.00%) 1/26/24 •	260,641	261,083
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	597,000	599,052
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	408,436	408,479
Proofpoint TBD 6/9/28 X	910,000	906,161
RealPage 1st Lien 3.75% (LIBOR03M + 3.25%) 4/24/28 •	1,000,000	998,375
Reynolds Group Holdings Tranche B-2 3.354% (LIBOR01M + 3.25%) 2/5/26 •	472,625	470,164
Russell Investments US Institutional Holdco 4.50% (LIBOR03M + 3.50%) 5/30/25 •	425,673	423,917
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.00%) 9/1/27 •	590,538	591,571
Scientific Games International Tranche B-5 2.854% (LIBOR01M + 2.75%) 8/14/24 •	743,088	738,676
Sinclair Television Group Tranche B-3 3.10% (LIBOR01M + 3.00%) 4/1/28 •	640,572	635,501
Solenis International 1st Lien 4.135% (LIBOR03M + 4.00%) 6/26/25 •	577,521	578,140
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	781,075	788,398

NQ-OPTFI [6/21] 8/21 (1750335)    33

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

SS&C Technologies Tranche B-3 1.854% (LIBOR01M + 1.75%) 4/16/25 •	203,913	$201,832
SS&C Technologies Tranche B-4 1.854% (LIBOR01M + 1.75%) 4/16/25 •	159,110	157,486
Stars Group Holdings 3.648% (LIBOR03M + 3.50%) 7/10/25 •	128,158	128,627
Tecta America 1st Lien 5.00% (LIBOR03M + 4.25%) 4/10/28 •	303,964	304,914
Tecta America 2nd Lien 9.25% (LIBOR03M + 8.50%) 4/6/29 •	405,000	405,000
Telenet Financing Tranche AR 2.073% (LIBOR01M + 2.00%) 4/30/28 •	545,000	537,974
Terrier Media Buyer Tranche B 3.604% (LIBOR01M + 3.50%) 12/17/26 •	515,181	513,392
Transdigm Tranche F 2.354% (LIBOR01M + 2.25%) 12/9/25 •	590,203	582,128
TricorBraun
3.267% (LIBOR03M + 3.25%) 3/3/28 •	2,969	2,950
3.75% (LIBOR06M + 3.25%) 3/3/28 •	395,941	393,436

UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	2,451,487	2,456,084
Ultimate Software Group 1st Lien 3.855% (LIBOR01M + 3.75%) 5/4/26 •	1,951,643	1,955,031
United Rentals (North America) 1.854% (LIBOR01M + 1.75%) 10/31/25 •	48,625	48,902
US Foods 1.854% (LIBOR01M + 1.75%) 6/27/23 •	2,967,817	2,944,208
USI 3.397% (LIBOR03M + 3.25%) 12/2/26 •	165,186	163,903
USI Tranche B 3.147% (LIBOR03M + 3.00%) 5/16/24 •	573,055	568,552
Vertical Midco Tranche B 4.478% (LIBOR03M + 4.25%) 7/30/27 •	730,271	732,503
		Principal amount°	Value (US $)

Loan Agreements (continued)

Vistra Operations 1.85% (LIBOR01M + 1.75%) 12/31/25 •		517,250	$514,340
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/2/28 •		383,088	381,172
Zayo Group Holdings 3.104% (LIBOR01M + 3.00%) 3/9/27 •		2,954,377	2,925,448
Zekelman Industries 2.092% (LIBOR01M + 2.00%) 1/24/27 •		271,817	269,297
Total Loan Agreements (cost $80,183,011)			80,902,724

Regional Bond — 0.07%Δ
Spain — 0.07%
Autonomous Community of Catalonia 4.90% 9/15/21	EUR	1,800,000	2,156,974
			2,156,974
Total Regional Bond (cost $2,009,198)			2,156,974

Sovereign Bonds — 3.29%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	191,531
			191,531
Angola — 0.01%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		200,000	209,282
8.25% 5/9/28		200,000	209,282
			418,564
Argentina — 0.02%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~		645,050	232,676
0.125% 7/9/35 ~		674,580	215,198
1.00% 7/9/29		57,007	21,730
			469,604

34    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	$189,626
			189,626
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		319,000	331,521
			331,521
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	339,885
			339,885
Bermuda — 0.01%
Bermuda Government International Bond 144A 2.375% 8/20/30 #		200,000	200,500
			200,500
Brazil — 0.88%
Brazil Letras do Tesouro Nacional
3.657% 10/1/21 ^	BRL	47,200,000	9,375,774
4.071% 1/1/22 ^	BRL	82,700,000	16,169,755
Brazilian Government International Bonds
3.875% 6/12/30		223,000	225,263
4.75% 1/14/50		233,000	226,723
			25,997,515
Chile — 0.06%
Bonos de la Tesoreria de la Republica en pesos 144A 2.30% 10/1/28 #	CLP	1,105,000,000	1,332,785
Chile Government International Bonds
2.55% 1/27/32		258,000	264,321
3.50% 1/25/50		200,000	209,913
			1,807,019
Colombia — 0.03%
Colombia Government International Bonds
3.00% 1/30/30		272,000	266,972
3.25% 4/22/32		300,000	294,588
4.00% 2/26/24		202,000	214,275
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Colombia (continued)
Colombia Government International Bonds
5.00% 6/15/45		200,000	$213,190
			989,025
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #		200,000	185,780
			185,780
Cyprus — 0.05%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	1,475,348
			1,475,348
Dominican Republic — 0.04%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		367,000	376,179
144A 4.875% 9/23/32 #		450,000	464,625
144A 6.00% 7/19/28 #		435,000	495,465
			1,336,269
Ecuador — 0.02%
Ecuador Government International Bonds
144A 0.50% 7/31/30 #, ~		125,307	107,452
144A 0.50% 7/31/35 #, ~		328,384	226,585
144A 0.50% 7/31/40 #, ~		278,501	173,715
144A 6.61% 7/31/30 #, ^		35,471	19,730
			527,482
Egypt — 0.05%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		591,000	630,597
7.903% 2/21/48		400,000	397,108
144A 8.70% 3/1/49 #		359,000	380,325
			1,408,030

NQ-OPTFI [6/21] 8/21 (1750335)    35

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
El Salvador — 0.01%
El Salvador Government International Bond 144A 7.125% 1/20/50 #		275,000	$235,125
			235,125
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #		200,000	202,007
			202,007
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	204,016
			204,016
Ghana — 0.01%
Ghana Government International Bond 144A 7.75% 4/7/29 #		230,000	235,635
			235,635
Guatemala — 0.01%
Guatemala Government Bond 144A 4.875% 2/13/28 #		400,000	452,000
			452,000
Honduras — 0.01%
Honduras Government International Bond 144A 5.625% 6/24/30 #		300,000	315,450
			315,450
Indonesia — 0.10%
Indonesia Government International Bond 144A 4.625% 4/15/43 #		200,000	232,064
Indonesia Treasury Bond 6.125% 5/15/28	IDR	40,390,000,000	2,789,695
			3,021,759
Israel — 0.52%
Israel Government Bonds
0.01% 11/30/21 •	ILS	8,900,000	2,730,072
5.50% 1/31/22	ILS	10,300,000	3,262,190
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Israel (continued)
Israel Government International Bonds
2.75% 7/3/30		1,200,000	$1,282,427
3.875% 7/3/50		200,000	231,930

Israel Treasury Bill 0.00% 11/30/21 ^	ILS	5,300,000	1,625,773
Makam Treasury Bill 0.00% 3/2/22 ^	ILS	13,700,000	4,222,011
State of Israel
3.375% 1/15/50		200,000	214,116
3.80% 5/13/60		1,600,000	1,825,991
			15,394,510
Ivory Coast — 0.02%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		590,000	624,202
			624,202
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	208,390
			208,390
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	303,357
			303,357
Kenya — 0.01%
Republic of Kenya Government International Bonds
144A 6.30% 1/23/34 #		200,000	200,375
144A 8.00% 5/22/32 #		200,000	225,611
			425,986
Kuwait — 0.08%
Kuwait International Government Bond 2.75% 3/20/22		2,400,000	2,443,884
			2,443,884
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		582,000	77,479
			77,479

36    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Malaysia — 0.14%
Malaysia Government Bond 3.955% 9/15/25	MYR	16,639,000	$4,231,910
			4,231,910
Mexico — 0.06%
Mexican Bonos 8.50% 5/31/29	MXN	25,500,000	1,408,929
Mexico Government International Bond 4.60% 2/10/48		458,000	493,021
			1,901,950
Mongolia — 0.02%
Mongolia Government International Bonds
3.50% 7/7/27 #		200,000	197,091
144A 5.625% 5/1/23 #		306,000	323,977
			521,068
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	150,000	180,665
144A 2.375% 12/15/27 #		300,000	295,173
			475,838
Nigeria — 0.02%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		537,000	579,995
			579,995
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	196,529
			196,529
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	342,357
			342,357
Panama — 0.04%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	200,766
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Panama (continued)
Panama Government International Bonds
3.16% 1/23/30		252,000	$264,917
144A 3.75% 4/17/26 #		580,000	626,902
			1,092,585
Paraguay — 0.03%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #		300,000	345,378
144A 5.40% 3/30/50 #		403,000	471,812
			817,190
Peru — 0.03%
Peruvian Government International Bonds
2.392% 1/23/26		323,000	334,001
2.844% 6/20/30		512,000	528,399
5.625% 11/18/50		35,000	48,279
			910,679
Qatar — 0.12%
Qatar Government International Bonds
144A 4.40% 4/16/50 #		400,000	487,788
5.103% 4/23/48		2,200,000	2,926,181
			3,413,969
Romania — 0.01%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	123,000	144,893
144A 3.375% 1/28/50 #	EUR	223,000	282,685
			427,578
Russia — 0.04%
Russian Foreign Bond - Eurobonds
144A 4.25% 6/23/27 #		600,000	670,878
144A 4.375% 3/21/29 #		200,000	225,671
144A 5.25% 6/23/47 #		200,000	251,867
			1,148,416

NQ-OPTFI [6/21] 8/21 (1750335)    37

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Saudi Arabia — 0.35%
Saudi Government International Bonds
2.375% 10/26/21		1,000,000	$1,006,520
144A 2.875% 3/4/23 #		2,200,000	2,285,712
144A 3.625% 3/4/28 #		541,000	598,876
4.50% 10/26/46		800,000	940,420
144A 4.50% 10/26/46 #		800,000	940,420
144A 5.00% 4/17/49 #		3,500,000	4,430,475
			10,202,423
Senegal — 0.01%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	233,830
144A 6.75% 3/13/48 #		210,000	212,669
			446,499
Serbia — 0.01%
Serbia International Bonds
144A 2.125% 12/1/30 #		200,000	190,000
144A 3.125% 5/15/27 #	EUR	100,000	132,143
			322,143
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,000,000	3,189,975
5.75% 9/30/49		200,000	205,067
5.875% 6/22/30		268,000	306,407
			3,701,449
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		453,000	280,774
			280,774
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		200,000	$209,070
			209,070
Turkey — 0.04%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		200,000	200,066
Turkey Government International Bond 7.625% 4/26/29		500,000	548,875
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	347,725
			1,096,666
Ukraine — 0.05%
Ukraine Government International Bonds
144A 7.75% 9/1/26 #		804,000	889,677
144A 9.75% 11/1/28 #		515,000	614,965
			1,504,642
United Kingdom — 0.00%
United Kingdom Gilt 1.75% 9/7/22	GBP	100,000	141,125
			141,125
Uruguay — 0.08%
Uruguay Government International Bonds
4.375% 1/23/31		791,000	922,314
4.50% 8/14/24		57,000	62,027
8.50% 3/15/28	UYU	62,100,000	1,481,860
			2,466,201
Uzbekistan — 0.02%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #		448,000	502,701
			502,701
Total Sovereign Bonds (cost $91,738,351)			96,945,256

38    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
		Principal amount°	Value (US $)

Supranational Banks — 0.03%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #		200,000	$205,297
Banque Ouest Africaine de Developpement
144A 2.75% 1/22/33 #	EUR	200,000	249,349
144A 5.00% 7/27/27 #		406,000	452,948
Total Supranational Banks (cost $838,214)			907,594

US Treasury Obligations — 30.48%
US Treasury Bonds
1.25% 5/15/50		1,800,000	1,470,305
1.625% 11/15/50		13,500,000	12,128,906
1.875% 2/15/41		63,430,000	62,111,849
1.875% 2/15/51		17,725,000	16,921,836
2.00% 2/15/50		16,000,000	15,723,750
2.25% 8/15/46		7,900,000	8,170,946
2.50% 2/15/45		37,100,000	40,152,054
2.75% 8/15/42		900,000	1,014,504
2.75% 11/15/42		1,400,000	1,577,023
2.875% 5/15/43		2,200,000	2,530,859
2.875% 8/15/45		16,700,000	19,310,679
3.00% 5/15/47		900,000	1,070,473
3.00% 8/15/48		3,770,000	4,502,499
3.125% 5/15/48		1,490,000	1,817,625
US Treasury Inflation Indexed Notes
0.125% 7/15/30		14,274,991	15,760,599
0.875% 1/15/29		9,835,959	11,388,654
1.75% 1/15/28		13,155,317	15,907,720
2.375% 1/15/25		9,633,968	11,198,471
2.375% 1/15/27		1,721,525	2,109,717
2.50% 1/15/29		37,315	48,095
US Treasury Notes
0.25% 6/15/24		46,615,000	46,332,760
0.50% 2/28/26		19,200,000	18,912,374
0.50% 4/30/27		10,900,000	10,574,278
0.50% 6/30/27		12,900,000	12,479,743
0.50% 10/31/27		13,200,000	12,694,172
0.625% 5/15/30		10,300,000	9,629,293
0.625% 8/15/30		13,800,000	12,858,797
0.75% 3/31/26		16,700,000	16,627,590
0.875% 6/30/26		89,845,000	89,806,394
0.875% 11/15/30		16,600,000	15,788,157
1.125% 8/31/21		2,500,000	2,504,495
1.125% 2/28/27		16,900,000	17,024,769
1.25% 8/31/24		25,600,000	26,209,001
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
1.25% 6/30/28	23,680,000	$23,718,849
1.375% 11/15/40	100,000	89,867
1.50% 1/31/27 ∞	1,700,000	1,748,012
1.50% 2/15/30	24,700,000	24,947,966
1.625% 9/30/26	8,300,000	8,601,200
1.625% 10/31/26	12,900,000	13,364,098
1.625% 11/30/26	25,000,000	25,895,508
1.625% 5/15/31	21,790,000	22,127,065
1.75% 12/31/26	10,900,000	11,363,250
1.875% 7/31/22	39,700,000	40,462,986
1.875% 8/31/24	2,170,000	2,264,047
2.00% 10/31/21 ∞	1,600,000	1,610,341
2.00% 11/30/22	7,700,000	7,900,621
2.00% 6/30/24	7,700,000	8,054,020
2.125% 3/31/24	2,010,000	2,104,768
2.125% 11/30/24	11,130,000	11,725,195
2.25% 11/15/24	11,030,000	11,662,932
2.25% 3/31/26	24,500,000	26,117,382
2.375% 2/29/24	4,000,000	4,211,562
2.375% 8/15/24 ∞	1,820,000	1,927,174
2.375% 4/30/26	10,900,000	11,689,399
2.50% 1/31/24	2,790,000	2,943,941
2.50% 2/28/26	3,700,000	3,984,726
2.625% 3/31/25	12,700,000	13,642,579
2.75% 7/31/23	46,200,000	48,594,819
2.875% 11/30/23	2,500,000	2,653,418
2.875% 7/31/25	15,500,000	16,854,433
2.875% 11/30/25	8,100,000	8,839,442

US Treasury Strip Principal 2.26% 5/15/44 ^	4,290,000	2,656,051
Total US Treasury Obligations (cost $888,521,919)		898,114,038
	Number of shares
Common Stock — 0.00%
Century Communications =, †	1,975,000	0
Total Common Stock (cost $59,790)		0

Preferred Stock — 0.01%
General Electric 3.449% (LIBOR03M + 3.33%) **, •	300,000	294,375
Total Preferred Stock (cost $299,875)		294,375

NQ-OPTFI [6/21] 8/21 (1750335)    39

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
	Number of contracts	Value (US $)
Options Purchased — 0.00%
Put Swaptions — 0.00%
10 yr IRS pay a fixed rate 1.80% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/29/21, notional amount 53,460,000 (MSCI)	29,700,000	$106,935
Options Purchased (premium paid $653,400)		106,935
	Number of shares
Short-Term Investments — 5.51%
Money Market Mutual Funds — 2.99%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	22,043,125	22,043,125
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	22,043,125	22,043,125
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	22,043,125	22,043,125
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	22,043,125	22,043,125
		88,172,500
	Principal amount	Value (US $)
Repurchase Agreements — 2.17%
US Treasury repurchase agreement with J.P. Morgan Securities 0.03%, dated 6/29/21, to be repurchased 7/1/21, repurchase price $32,900,027 (collateralized by US government obligation; 2.50% 5/15/46; market value $33,750,625)	32,900,000	$32,900,000
US Treasury repurchase agreement with J.P. Morgan Securities 0.04%, dated 6/30/21, to be repurchased 7/2/21, repurchase price $31,000,034 (collateralized by US government obligation; 0.625% 1/15/24; market value $31,535,720)	31,000,000	31,000,000
		63,900,000
US Treasury Obligation — 0.35%≠
United States Cash Management Bill 0.01% 9/14/21∞	10,288,000	10,287,143
		10,287,143
Total Short-Term Investments (cost $162,360,286)		162,359,643
Total Value of Securities Before Options Written—111.05% (cost $3,195,411,952)		3,271,637,956
40    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
	Number of contracts	Value (US $)
Options Written — (0.00%)
Put Swaptions — (0.00%)
10 yr IRS pay a fixed rate 2.30% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/29/21, notional amount (68,310,000) (MSCI)	(29,700,000)	$(15,937)
CDX.NA.IG 36 5 yr strike price $0.75, expiration date 8/18/21, notional amount (3,075,000) (BAML)	(4,100,000)	(806)
CDX.NA.IG 36 5 yr strike price $0.95, expiration date 9/15/21, notional amount (6,365,000) (CITI)	(6,700,000)	(1,507)
		(18,250)
Total Options Written (premium received $246,545)		(18,250)

Liabilities Net of Receivables and Other Assets—(11.05%)★		(325,488,957)
Net Assets Applicable to 298,738,578 Shares Outstanding—100.00%		$2,946,130,749
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
∞	Fully or partially pledged as collateral for futures and swap contracts.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2021.
Δ	Securities have been classified by country of origin.
X	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
‡	Non-income producing security. Security is currently in default.
**	Perpetual security with no stated maturity date.
>>	PIK. 100% of the income received was in the form of principal.
≠	The rate shown is the effective yield at the time of purchase.
>	PIK. 63% of the income received was in principal and 37% was in cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $550,887,731, which represents 18.70% of the Fund's net assets.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $2,146,000 cash collateral held at brokers for certain open derivatives, $1,567,000 cash collateral pledged for TBA transactions, and $420,000 cash collateral due to brokers for certain open derivatives.
NQ-OPTFI [6/21] 8/21 (1750335)    41

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at June 30, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
TricorBraun 3.75% (LIBOR06M + 3.25%) 3/3/28	$86,090	$86,090	$85,545	$(545)
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	BRL	18,169,801	USD	(3,422,549)	7/2/21	$229,693	$—
BAML	EUR	(1,367,000)	USD	1,632,344	7/2/21	11,354	—
BAML	GBP	(737,000)	USD	1,040,795	7/2/21	21,297	—
BAML	INR	23,338,266	USD	(316,987)	9/15/21	—	(6,107)
BAML	MXN	(9,332,000)	USD	472,390	7/14/21	5,071	—
BNP	BRL	(77,000,000)	USD	13,560,396	1/4/22	—	(1,500,649)
BNP	EUR	(65,697,000)	USD	80,370,608	7/2/21	2,467,013	—
BNP	EUR	72,600,000	USD	(86,096,340)	7/2/21	—	(7,157)
BNP	EUR	(72,600,000)	USD	86,152,792	8/3/21	5,200	—
BNP	ILS	(5,301,590)	USD	1,632,262	11/30/21	2,484	—
BNP	JPY	(106,100,000)	USD	955,941	7/2/21	889	—
BNP	JPY	106,100,000	USD	(970,117)	7/2/21	—	(15,065)
BNP	JPY	106,100,000	USD	(956,206)	8/3/21	—	(893)
BNP	KRW	(128,438,975)	USD	115,257	9/15/21	1,628	—
BNP	MXN	(4,214,000)	USD	208,750	11/8/21	1,042	—
CITI	EUR	(3,577,000)	USD	4,255,818	7/2/21	14,207	—
CITI	GBP	16,882,000	USD	(23,409,256)	7/2/21	—	(56,241)
CITI	GBP	(16,882,000)	USD	23,411,137	8/3/21	55,937	—
CITI	ILS	(8,001,600)	USD	2,472,262	11/30/21	12,464	—
CITI	ILS	(900,225)	USD	276,634	11/30/21	—	(106)
CITI	ILS	(10,869,075)	USD	3,329,438	1/31/22	—	(15,721)
CITI	ILS	(13,700,190)	USD	4,182,700	3/2/22	—	(36,297)
CITI	ZAR	53,353,653	USD	(3,830,407)	9/15/21	—	(131,645)
CITI	ZAR	49,239,861	USD	(3,593,403)	9/16/21	—	(180,301)
JPMCB	BRL	(18,169,801)	USD	3,697,558	7/2/21	45,316	—
JPMCB	BRL	18,169,801	USD	(3,686,268)	8/3/21	—	(47,099)
JPMCB	BRL	(47,200,000)	USD	8,349,389	10/4/21	—	(1,022,802)
JPMCB	BRL	(5,700,000)	USD	997,113	1/4/22	—	(117,795)
JPMCB	EUR	(1,959,000)	USD	2,339,055	7/2/21	16,071	—
JPMCB	EUR	(1,392,000)	USD	1,686,118	7/30/21	34,496	—
JPMCB	GBP	(16,145,000)	USD	22,851,847	7/2/21	518,331	—
JPMCB	MXN	(5,811,000)	USD	280,467	7/14/21	—	(10,530)
Total Foreign Currency Exchange Contracts						$3,442,493	$(3,148,408)
42    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
133	Euro-BTP	$23,878,076	$23,911,194	9/8/21	$—	$(33,118)	$103,006
(73)	Euro-Bund	(14,941,079)	(14,934,154)	9/8/21	—	(6,925)	(46,888)
(28)	Long 10 yr Gilt	(4,961,620)	(4,945,740)	9/28/21	—	(15,880)	(5,409)
689	US Treasury 5 yr Notes	85,043,055	85,243,852	9/30/21	—	(200,797)	43,062
(204)	US Treasury 5 yr Notes	(25,179,656)	(25,337,417)	9/30/21	157,761	—	(12,750)
162	US Treasury 10 yr Notes	21,465,000	21,535,891	9/21/21	—	(70,891)	37,968
(382)	US Treasury 10 yr Ultra Notes	(56,231,594)	(55,839,548)	9/21/21	—	(392,046)	(185,033)
337	US Treasury Long Bonds	54,172,750	53,688,346	9/21/21	484,404	—	221,156
(168)	US Treasury Ultra Bonds	(32,371,500)	(31,452,546)	9/21/21	—	(918,954)	(189,000)
Total Futures Contracts			$51,869,878		$642,165	$(1,638,611)	$(33,888)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection SoldMoody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	$32,181	$30,639	$1,542	$—	$110
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	54,380	65,473	—	(11,093)	(644)
CDX.ITRX.EUR.34[4] 12/20/25-Quarterly	EUR 8,000,000	1.000%	259,412	249,155	10,257	—	(2,751)
CDX.ITRX.EUR.34[4] 6/20/26-Quarterly	EUR 9,500,000	1.000%	300,208	282,292	17,916	—	(3,630)
CDX.NA.HY.35[5] 12/20/25-Quarterly	600,000	5.000%	60,794	56,506	4,288	—	(154)
CDX.NA.HY.36[5] 6/22/26-Quarterly	3,400,000	5.000%	347,248	321,390	25,858	—	(950)
CDX.NA.IG.35[6] 12/20/25-Quarterly	5,800,000	1.000%	146,175	136,946	9,229	—	(491)
CDX.NA.IG.36[6] 6/20/26-Quarterly	30,500,000	1.000%	774,153	720,765	53,388	—	(2,406)
Stellantis 5.00% 1/11/21 Baa3 6/20/26-Quarterly	EUR 1,900,000	5.000%	442,396	447,523	—	(5,127)	(5,013)
Telefonica Emisiones 1.00% 5/12/20 Baa3 6/20/28-Quarterly	EUR 1,300,000	1.000%	11,243	1,108	10,135	—	(175)
NQ-OPTFI [6/21] 8/21 (1750335)    43

Schedule of investments
Optimum Fixed Income Fund (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	$15,622	$802	$14,820	$—	$2,438
			2,443,812	2,312,599	147,433	(16,220)	(13,666)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(6,262)	15,517	—	(21,779)	—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 12/20/26-Quarterly	2,570,000	1.000%	80,805	80,805	—	—	—
JPMCB HOCHTIEF 1.75% 3/7/2025 BBB 12/20/25-Quarterly	EUR 2,200,000	5.000%	473,330	467,224	6,106	—	—
Protection SoldMoody's Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/22-Quarterly	250,000	1.000%	1,360	(738)	2,098	—	—
CITI Barclays Bank 1.75% 1/8/25 AAA 12/20/21-Quarterly	EUR 1,400,000	1.000%	6,093	4,495	1,598	—	—
CITI Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22-Quarterly	100,000	1.000%	441	(1,227)	1,668	—	—
CITI Republic of Colombia 10.375% 1/28/33 Baa2 12/20/24-Quarterly	200,000	1.000%	(72)	516	—	(588)	—
DB CMBX.NA.AAA[7] 10/17/57-Monthly	14,200,000	0.500%	143,006	(835,406)	978,412	—	—
GSC Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22-Quarterly	500,000	1.000%	2,207	(6,300)	8,507	—	—
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	(853)	(16,712)	15,859	—	—
			700,055	(291,826)	1,014,248	(22,367)	—
Total CDS Contracts			$3,143,867	$2,020,773	$1,161,681	$(38,587)	$(13,666)
44    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to Brokers)
Centrally Cleared:
1 yr IRS[9] 3/24/23- (28 Days/ 28 Days)	MXN 1,450,000,000	(5.66)%/ 4.797%	$(602,800)	$(72,103)	$—	$(530,697)	$2,608
2 yr IRS[10]3/30/23- (Semiannually/ Quarterly)	7,600,000	0.25%/ (0.199)%	2,904	(5,948)	8,852	—	(686)
2 yr IRS[11] 1/2/23- (At Maturity/ At Maturity)	BRL 166,400,000	0.068%/ (2.15)%	(93,720)	(149,496)	55,776	—	(8,286)
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 306,100,000	3.364%/ (2.54)%	(349,574)	(159,619)	—	(189,955)	(2,091)
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 9,000,000	2.886%/ (2.15)%	22,073	13,732	8,341	—	14
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 11,300,000	2.883%/ (2.15)%	27,800	17,307	10,493	—	17
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 69,100,000	2.859%/ (2.15)%	170,515	108,655	61,860	—	90
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 29,900,000	2.871%/ (2.14)%	74,942	46,869	28,073	—	40
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 42,200,000	2.87%/ (2.15)%	106,125	66,426	39,699	—	54
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 175,200,000	2.85%/ (2.18)%	448,779	282,052	166,727	—	193
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 28,300,000	2.86%/ (2.13)%	72,348	45,466	26,882	—	32
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 23,200,000	2.86%/ (2.12)%	59,479	37,405	22,074	—	25
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 11,500,000	2.88%/ (2.12)%	29,037	18,200	10,837	—	14
2 yr IRS[11] 1/3/22- (At Maturity/ At Maturity)	BRL 93,600,000	3.55%/ (2.045)%	(177,084)	(92,758)	—	(84,326)	(408)
2 yr IRS[12] 3/3/22- (Semiannually/ Quarterly)	CAD 8,800,000	(1.27)%/ 0.438%	38,526	40,048	—	(1,522)	(324)
NQ-OPTFI [6/21] 8/21 (1750335)    45

Schedule of investments
Optimum Fixed Income Fund (Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
2 yr IRS[12] 3/3/22- (Semiannually/ Quarterly)	CAD 2,400,000	(1.273)%/ 0.438%	$10,540	$10,956	$—	$(416)	$(89)
2 yr IRS[12] 6/17/22- (Semiannually/ Quarterly)	CAD 4,000,000	(1.50)%/ 0.438%	30,744	32,682	—	(1,938)	(202)
3 yr IRS[11] 1/2/24- (At Maturity/ At Maturity)	BRL 110,400,000	0.075%/ (2.15)%	(47,573)	29,227	—	(76,800)	(9,721)
5 yr IRS[10] 3/3/25- (Semiannually/ Quarterly)	42,100,000	(0.64)%/ 0.189%	(497,651)	(337,854)	—	(159,797)	30,889
5 yr IRS[12] 3/3/25- (Semiannually/ Quarterly)	CAD 800,000	(1.29)%/ 0.438%	1,128	4,389	—	(3,261)	127
5 yr IRS[12] 3/3/25- (Semiannually/ Quarterly)	CAD 2,600,000	(1.275)%/ 0.438%	2,523	13,095	—	(10,572)	415
5 yr IRS[12] 3/3/25- (Semiannually/ Quarterly)	CAD 1,600,000	(1.276)%/ 0.438%	1,599	8,106	—	(6,507)	255
5 yr IRS[12] 3/3/25- (Semiannually/ Quarterly)	CAD 2,900,000	(1.22)%/ 0.438%	(1,856)	9,826	—	(11,682)	464
5 yr IRS[12] 3/4/25- (Semiannually/ Quarterly)	CAD 20,500,000	(1.235)%/ 0.438%	(4,119)	78,436	—	(82,555)	3,285
5 yr IRS[12] 6/16/26- (Semiannually/ Quarterly)	CAD 30,300,000	(0.01)%/ 0.438%	(525,150)	(437,926)	—	(87,224)	10,789
5 yr IRS[13] 9/16/25- (Semiannually/ Semiannually)	GBP 5,700,000	0.50%/ (0.048)%	(28,774)	(49,795)	21,021	—	(4,322)
5 yr IRS[14] 9/15/26- (Annually/ Annually)	GBP 28,100,000	0.005%/ 0%	(457)	(57,032)	56,575	—	(31,842)
7 yr IRS[10] 12/16/22- (Semiannually/ Quarterly)	41,600,000	2.25%/ (2.41)%	(1,232,865)	(1,259,458)	26,593	—	(212)
10 yr IRS[10] 3/3/25- (Semiannually/ Quarterly)	8,600,000	(1.80)%/ 0.202%	250,137	127,848	122,289	—	31,303
30 yr IRS[10] 3/30/51- (Semiannually/ Quarterly)	600,000	1.15%/ (0.199)%	87,213	115,870	—	(28,657)	(4,869)
46    NQ-OPTFI [6/21] 8/21 (1750335)

(Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
30 yr IRS[10] 12/15/21- (Semiannually/ Quarterly)	4,600,000	(0.20)%/ 0.199%	$(249,646)	$(266,097)	$16,451	$—	$(42,683)
Total IRS Contracts			$(2,374,857)	$(1,781,491)	$682,543	$(1,275,909)	$(25,121)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(30,656).
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to
BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rate resets based on MXIBTIIE.
[10]	Rate resets based on LIBOR03M.
[11]	Rate paid based on Brazil CETIP Interbank Deposit.
[12]	Rate resets based on CAD0003M.
[13]	Rate resets based on BP0006M.
[14]	Rate resets based on BP0012M.
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0006M – 6 Month Sterling LIBOR Interest Rate
BP0012M – 12 Month Sterling LIBOR Interest Rate
BTP – Buoni del Tesoro Poliennali
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe

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Schedule of investments
Optimum Fixed Income Fund (Unaudited)
Summary of abbreviations: (continued)
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
COF 11 – Cost of Funds for the 11th District of San Francisco
DAC – Designated Activity Company
DB – Deutsche Bank
EUR003M – EURIBOR EUR 3 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSC – Goldman Sachs Bank USA
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
Summary of abbreviations: (continued)
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SONIA3M – 3 Month Sterling Overnight Indexed Average
TBA – To be announced
TBD – To be determined
yr – Year
Summary of currencies:
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ILS – Israel Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
USD – US Dollar
UYU – Uruguay Peso
ZAR – South Africa Rand

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